                                   NATIONWIDE
                                   DC VARIABLE
                                     ACCOUNT

                                     [LOGO]




                                 Annual Report

                                       to

                      Participants and Retired Participants

                                December 31, 1999


                        NATIONWIDE LIFE INSURANCE COMPANY      [NATIONWIDE LOGO]
                           HOME OFFICE: COLUMBUS, OHIO

APO-723-AB (12/99)


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                      [THIS PAGE LEFT BLANK INTENTIONALLY]






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                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                              [PRESIDENT'S PHOTO]

                              PRESIDENT'S MESSAGE

         We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide DC Variable Account.

         During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

         The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

         We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

         We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 10, 2000

CONTENTS



STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY .............   5


STATEMENTS OF OPERATIONS .................................................   9


STATEMENTS OF CHANGES
IN CONTRACT OWNERS' EQUITY ...............................................   9


NOTES TO FINANCIAL STATEMENTS ............................................  32


INDEPENDENT AUDITORS' REPORT .............................................  58

                         NATIONWIDE DC VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999



ASSETS:
   Investments at market value:
      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
         301,124 shares (cost $9,624,017) ...................................................        $   12,728,498
      American Century: Income & Growth Fund (ACIncGro)
         278,918 shares (cost $8,526,589) ...................................................             9,497,167
      American Century: Twentieth Century Growth Fund (ACTCGro)
         8,670,777 shares (cost $218,724,727) ...............................................           279,892,679
      American Century: Twentieth Century International Discovery Fund (ACTCIntDis)
         1,309,767 shares (cost $20,388,299) ................................................            22,475,599
      American Century: Twentieth Century Select Fund (ACTCSel)
         88,998 shares (cost $4,129,345) ....................................................             4,688,400
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         16,137,255 shares (cost $491,044,636) ..............................................           738,763,536
      American Century VP - American Century VP Balanced (ACVPBal)
         3,292 shares (cost $24,456) ........................................................                25,646
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         8,596 shares (cost $84,112) ........................................................               127,565
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,340,956 shares (cost $18,065,535) ................................................            17,405,607
      Brown Capital Management - Small Company Fund (BrnCapSmCo)
         6,049 shares (cost $174,790) .......................................................               173,613
      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
         11,998 shares (cost $288,550) ......................................................               345,061
      Delaware Group Decatur Fund, Inc. -
      Decatur Income Fund Institutional Class (DeDecInc)
        14,744 shares (cost $281,878) .......................................................               245,778
      Dreyfus Appreciation Fund, Inc. (DryApp)
         105,945 shares (cost $4,593,620) ...................................................             4,844,853
      Dreyfus Cash Management - Class A (DryCsMgt)
         183,489 shares (cost $183,489) .....................................................               183,489
      Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
         37,142 shares (cost $625,216) ......................................................               670,048
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         2,571,782 shares (cost $87,798,175) ................................................           110,355,172
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,000 shares (cost $28,878) ........................................................                39,085
      Dreyfus Stock Index Fund (DryStkIx)
         4,908 shares (cost $158,001) .......................................................               188,694
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         5,411,350 shares (cost $60,637,885) ................................................            78,735,143


                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

      The Evergreen Income and Growth Fund - Class Y (EvIncGro)
         169,467 shares (cost $3,465,403) ...................................................             3,792,661
      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         177,914 shares (cost $1,704,395) ...................................................             1,604,781
      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares (FedUSGvt)
        693,895 shares (cost $7,473,721) ....................................................             7,181,811
      Fidelity Advisor Growth Opportunities Fund - Class Y (FAGrOppA)
         56,572 shares (cost $2,806,530) ....................................................             2,611,343
      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         64,493 shares (cost $747,399) ......................................................               733,284
      Fidelity Asset Manager(TM)(FidAsMgr)
         708,187 shares (cost $12,719,276) ..................................................            13,016,479
      Fidelity Capital & Income Fund (FidCapInc)
         136,243 shares (cost $1,284,773) ...................................................             1,265,696
      Fidelity Contrafund (FidContr)
         8,500,428 shares (cost $406,451,098) ...............................................           510,195,662
      Fidelity Equity - Income Fund (FidEqInc)
         5,713,382 shares (cost $251,482,498) ...............................................           305,551,679
      Fidelity Growth & Income Portfolio (FidGrInc)
         533,690 shares (cost $22,635,473) ..................................................            25,168,843
      Fidelity Magellan(R) Fund (FidMgln)
         3,073,504 shares (cost $282,871,774) ...............................................           419,932,853
      Fidelity VIP Fund II - Asset Manager Portfolio (FidVIPAM)
         3,379 shares (cost $54,901) ........................................................                63,077
      Fidelity VIP Fund - Equity-Income Portfolio (FidVIPEI)
         9,134 shares (cost $210,980) .......................................................               234,832
      Fidelity VIP Fund - Growth Portfolio (FidVIPGr)
         6,683 shares (cost $240,386) .......................................................               367,071
      Fidelity VIP Fund - High Income Portfolio (FidVIPHI)
         2,900 shares (cost $34,990) ........................................................                32,796
      Fidelity VIP Fund - Overseas Portfolio (FidVIPOv)
         7,065 shares (cost $135,100) .......................................................               193,861
      The Growth Fund of America(R), Inc. (GroFdAm)
         1,200,995 shares (cost $25,490,630) ................................................            34,996,986
      The Income Fund of America(R), Inc. (IncFdAm)
         1,241,697 shares (cost $21,222,346) ................................................            19,544,304
      INVESCO Dynamics Fund, Inc. (InvDynam)
         1,691,907 shares (cost $36,314,632) ................................................            43,752,708
      INVESCO Industrial Income Fund, Inc. (InvIndInc)
         2,044,840 shares (cost $29,580,787) ................................................            31,183,803
      INVESCO Total Return Fund (InvTotRet)
         48,164 shares (cost $1,504,707) ....................................................             1,394,828
      Janus Fund (JanFund)
         7,594,231 shares (cost $268,823,383) ...............................................           334,525,892
      Janus Worldwide Fund (JanWrldwde)
         27,774 shares (cost $1,351,259) ....................................................             2,122,732

      MAS Funds - Fixed Income Portfolio (MASFIP)
         588,481 shares (cost $6,808,668) ...................................................             6,408,561
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         722,309 shares (cost $9,082,783) ...................................................            14,684,549
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         2,302,451 shares (cost $31,605,416) ................................................            43,907,748
      MFS(R) High Income Fund - Class A (MFSHiInc)
         955,640 shares (cost $4,987,436) ...................................................             4,768,646
      Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B (MSIEqGroB)
         85,706 shares (cost $1,949,479) ....................................................             2,134,086
      NAAT - The Aggressive Portfolio (NAATAggr)
         323,960 shares (cost $3,667,012) ...................................................             4,545,164
      NAAT - The Conservative Portfolio (NAATCons)
         125,002 shares (cost $1,360,458) ...................................................             1,366,267
      NAAT - The Moderate Portfolio (NAATMod)
         279,564 shares (cost $3,150,409) ...................................................             3,597,989
      NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
         267,756 shares (cost $3,045,188) ...................................................             3,566,510
      NAAT - The Moderately Conservative Portfolio (NAATModCon)
         117,533 shares (cost $1,317,756) ...................................................             1,410,398
      Nationwide(R) Bond Fund - Class D (NWBdFd)
         29,266 shares (cost $279,448) ......................................................               261,056
      Nationwide(R) Fund - Class D (NWFund)
         5,937,663 shares (cost $169,547,299) ...............................................           178,129,893
      Nationwide(R) Growth Fund - Class D (NWGroFd)
         877,474 shares (cost $13,752,918) ..................................................            15,285,595
      Nationwide(R) Money Market Fund (NWMyMkt)
         118,890,423 shares (cost $118,890,423) .............................................           118,890,423
      Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)
         890,149 shares (cost $10,518,556) ..................................................            11,420,608
      Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)
         1,911 shares (cost $21,407) ........................................................                20,615
      Nationwide(R) Separate Account Trust - Income Fund (NSATInc)
         11,645 shares (cost $113,703) ......................................................               111,791
      Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)
         122,009 shares (cost $122,009) .....................................................               122,009
      Nationwide(R) Separate Account Trust - Small Company Fund (NSATSmCo)
         243,599 shares (cost $4,069,561) ...................................................             5,388,410
      Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)
         8,748 shares (cost $135,303) .......................................................               164,553
      Neuberger & Berman Advisors Management Trust - Growth Portfolio (NBAMTGro)
         1,771 shares (cost $44,512) ........................................................                65,994
      Neuberger & Berman Advisers Management Trust -
      Limited Maturity Bond Portfolio (NBAMTLMat)
        982 shares (cost $13,369) ...........................................................                13,001
      Neuberger & Berman Advisors Management Trust - Partners Portfolio (NBAMTPart)
         3,721 shares (cost $70,448) ........................................................                73,076
      Neuberger & Berman Equity Funds - Guardian Fund (NBGuard)
         79,614 shares (cost $1,784,467) ....................................................             1,472,859

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

      Neuberger & Berman Equity Funds - Manhattan Fund (NBManhFd)
         22,780 shares (cost $267,114) ......................................................               380,195
      Neuberger & Berman Equity Trust - Partners Fund (NBPartTr)
         10,550 shares (cost $203,609) ......................................................               189,684
      Prestige Balanced Fund - Class Y (PrBalY)
         52,411 shares (cost $581,584) ......................................................               588,050
      Prestige International Fund - Class Y (PrIntY)
         27,928 shares (cost $321,668) ......................................................               352,455
      Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)
         153,890 shares (cost $2,002,287) ...................................................             2,374,515
      Prestige Large Cap Value Fund - Class Y (PrLgCpValY)
         22,997 shares (cost $244,660) ......................................................               229,283
      Prestige Small Cap Fund - Class Y (PrSmCapY)
         96,171 shares (cost $1,102,014) ....................................................             1,228,098
      Oppenheimer Global Fund - Class A (OppGlob)
         63,183 shares (cost $3,222,222) ....................................................             3,952,117
      Putnam Investors Fund - Class A (PutInvFd)
         5,313,703 shares (cost $61,704,545) ................................................           101,757,411
      Putnam Voyager Fund - Class A (PutVoyFd)
         11,985,420 shares (cost $237,279,545) ..............................................           371,068,598
      SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         1,507,838 shares (cost $56,040,511) ................................................            68,606,612
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         532,867 shares (cost $3,158,503) ...................................................             4,593,316
      T. Rowe Price International Funds, Inc. - International Stock Fund(R)(TRIntStk)
         2,560,438 shares (cost $41,366,598) ................................................            48,725,142
      Templeton Foreign Fund - Class I (TemForFd)
         7,458,177 shares (cost $72,290,444) ................................................            83,680,747
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         25,278 shares (cost $1,108,005) ....................................................             1,260,381
                                                                                                     --------------
            Total investments ...............................................................         4,147,650,020
   Accounts receivable ......................................................................               220,149
                                                                                                     --------------
            Total assets ....................................................................         4,147,870,169
ACCOUNTS PAYABLE ............................................................................               390,045
                                                                                                     --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ............................................................        $4,147,480,124
                                                                                                     ==============

See accompanying notes to financial statements

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                      TOTAL                                  AIMCon
                                                      ----------------------------------         -----------------------------
                                                           1999                 1998                1999               1998
                                                      ---------------      -------------         ----------          ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    23,976,555         20,651,143                  -                  -
  Mortality and expense charges (note 2) ..........                 -         (3,556,112)                 -            (13,212)
  Administration charge (note 2):
           Tier I .................................                 -         (1,675,650)                 -             (2,695)
           Tier II ................................                 -           (484,483)                 -                  -
           Tier III ...............................                 -           (168,929)                 -                  -
           Tier IV ................................                 -            (64,112)                 -                  -
           Tier V .................................                 -           (194,057)                 -             (3,065)
  Variable account fee (notes 2 and 5) ............       (26,195,045)       (13,750,583)           (44,028)           (30,654)
                                                      ---------------      -------------         ----------          ---------
     Net investment activity ......................        (2,218,490)           757,217            (44,028)           (49,626)

  Proceeds from mutual fund shares sold ...........       660,364,581        428,065,379          3,916,574          7,850,258
  Cost of mutual fund shares sold .................      (538,034,249)      (360,005,241)        (3,207,801)        (7,639,203)
                                                      ---------------      -------------         ----------          ---------
     Realized gain (loss) on investments ..........       122,330,332         68,060,138            708,773            211,055
  Change in unrealized gain (loss) on investments .       435,944,287        292,964,663          2,203,245          1,124,581
                                                      ---------------      -------------         ----------          ---------
     Net gain (loss) on investments ...............       558,274,619        361,024,801          2,912,018          1,335,636
                                                      ---------------      -------------         ----------          ---------
  Reinvested capital gains ........................       298,394,120        180,025,465            908,257            198,951
                                                      ---------------      -------------         ----------          ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       854,450,249        541,807,483          3,776,247          1,484,961
                                                      ---------------      -------------         ----------          ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       651,182,936        613,394,800          2,479,769          3,679,541
  Transfers between funds .........................                 -                  -         (1,372,079)        (1,949,570)
  Redemptions .....................................      (228,988,141)      (258,709,862)          (470,232)        (4,490,445)
  Annual contract maintenance charge (note 2) .....            (6,874)            (2,861)                 -                  -
  Contingent deferred sales charges (note 2) ......            (6,812)            (1,717)                 -                  -
  Adjustments to maintain reserves ................          (163,414)           423,368                 28                233
                                                      ---------------      -------------         ----------          ---------
       Net equity transactions ....................       422,017,695        355,103,728            637,486         (2,760,241)

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............     1,276,467,944        896,911,211          4,413,733         (1,275,280)
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     2,871,012,180      1,974,100,969          8,314,877          9,590,157
                                                      ---------------      -------------         ----------          ---------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 4,147,480,124      2,871,012,180         12,728,610          8,314,877
                                                      ===============      =============         ==========          =========

                                                                    AIMWein                              ACIncGro
                                                       -----------------------------          ----------------------------
                                                           1999              1998                1999               1998
                                                       -----------        ----------          ---------            -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................              -                 -             66,649                364
  Mortality and expense charges (note 2) ..........              -                 -                  -                  -
  Administration charge (note 2):
           Tier I .................................              -                 -                  -                  -
           Tier II ................................              -                 -                  -                  -
           Tier III ...............................              -                 -                  -                  -
           Tier IV ................................              -                 -                  -                  -
           Tier V .................................              -                 -                  -                  -
  Variable account fee (notes 2 and 5) ............              -                 -            (36,858)               (61)
                                                       -----------        ----------          ---------            -------
     Net investment activity ......................              -                 -             29,791                303

  Proceeds from mutual fund shares sold ...........              -               407            829,042              1,365
  Cost of mutual fund shares sold .................              -              (450)          (783,016)            (1,364)
                                                       -----------        ----------          ---------            -------
     Realized gain (loss) on investments ..........              -               (43)            46,026                  1
  Change in unrealized gain (loss) on investments .              -                 -            967,330              3,248
                                                       -----------        ----------          ---------            -------
     Net gain (loss) on investments ...............              -               (43)         1,013,356              3,249
                                                       -----------        ----------          ---------            -------
  Reinvested capital gains ........................              -                 -              8,652              4,510
                                                       -----------        ----------          ---------            -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........              -               (43)         1,051,799              8,062
                                                       -----------        ----------          ---------            -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................              -                 -          4,099,934             28,106
  Transfers between funds .........................              -                 -          4,519,592            219,798
  Redemptions .....................................              -                 -           (430,139)                 -
  Annual contract maintenance charge (note 2) .....              -                 -                 (5)                 -
  Contingent deferred sales charges (note 2) ......              -                 -                  -                  -
  Adjustments to maintain reserves ................              -                43                (29)                39
                                                       -----------        ----------          ---------            -------
       Net equity transactions ....................              -                43          8,189,353            247,943

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............              -                 -          9,241,152            256,005
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........              -                 -            256,005                  -
                                                       -----------        ----------          ---------            -------
CONTRACT OWNERS' EQUITY END OF YEAR................              -                 -          9,497,157            256,005
                                                       ===========        ==========          =========            =======


                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES
IN CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                 ACTCGro                            ACTCIntDis
                                                      ------------------------------       ---------------------------
                                                          1999               1998             1999              1998
                                                      -------------      -----------       ----------          -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        $      -                -                -                -
  Mortality and expense charges (note 2) ..........               -         (245,696)               -                -
  Administration charge (note 2):
           Tier I .................................               -          (98,801)               -                -
           Tier II ................................               -          (35,121)               -                -
           Tier III ...............................               -          (10,512)               -                -
           Tier IV ................................               -           (3,181)               -                -
           Tier V .................................               -          (19,963)               -                -
  Variable account fee (notes 2 and 5) ............      (1,782,366)        (933,529)         (21,461)             (91)
                                                      -------------      -----------       ----------          -------
     Net investment activity ......................      (1,782,366)      (1,346,803)         (21,461)             (91)

  Proceeds from mutual fund shares sold ...........      39,541,017       18,769,032       21,837,312           13,419
  Cost of mutual fund shares sold .................     (28,379,323)     (15,992,186)     (18,766,339)         (13,089)
                                                      -------------      -----------       ----------          -------
     Realized gain (loss) on investments ..........      11,161,694        2,776,846        3,070,973              330
  Change in unrealized gain (loss) on investments .      29,612,632       16,196,046        2,080,650            6,649
                                                      -------------      -----------       ----------          -------
     Net gain (loss) on investments ...............      40,774,326       18,972,892        5,151,623            6,979
                                                      -------------      -----------       ----------          -------
  Reinvested capital gains ........................      31,660,092       33,574,173          926,166              483
                                                      -------------      -----------       ----------          -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      70,652,052       51,200,262        6,056,328            7,371
                                                      -------------      -----------       ----------          -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      28,917,165       23,250,889        2,196,323            6,191
  Transfers between funds .........................      (9,593,785)       8,354,144       14,513,928          167,162
  Redemptions .....................................     (15,142,302)     (17,504,524)        (471,731)               -
  Annual contract maintenance charge (note 2) .....            (636)              (5)              (5)               -
  Contingent deferred sales charges (note 2) ......               -                -                -                -
  Adjustments to maintain reserves ................        (247,303)           5,720              112               36
                                                      -------------      -----------       ----------          -------
       Net equity transactions ....................       3,933,139       14,106,224       16,238,627          173,389

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      74,585,191       65,306,486       22,294,955          180,760
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     205,062,510      139,756,024          180,760                -
                                                      -------------      -----------       ----------          -------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 279,647,701      205,062,510       22,475,715          180,760
                                                      =============      ===========       ==========          =======


                                                                 ACTCIntlGr                         ACTCSel
                                                         --------------------------        --------------------------
                                                            1999            1998              1999            1998
                                                         ----------       ---------        ---------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................               -               -                -            9,928
  Mortality and expense charges (note 2) ..........               -              (2)               -           (4,167)
  Administration charge (note 2):
           Tier I .................................               -              (2)               -             (122)
           Tier II ................................               -               -                -                -
           Tier III ...............................               -               -                -                -
           Tier IV ................................               -               -                -           (1,613)
           Tier V .................................               -               -                -                -
  Variable account fee (notes 2 and 5) ............               -               -          (26,970)         (13,301)
                                                         ----------       ---------        ---------        ---------
     Net investment activity ......................               -              (4)         (26,970)          (9,275)

  Proceeds from mutual fund shares sold ...........               -          11,135          706,990          487,141
  Cost of mutual fund shares sold .................               -         (10,717)        (468,938)        (320,438)
                                                         ----------       ---------        ---------        ---------
     Realized gain (loss) on investments ..........               -             418          238,052          166,703
  Change in unrealized gain (loss) on investments .               -               -          171,720          121,947
                                                         ----------       ---------        ---------        ---------
     Net gain (loss) on investments ...............               -             418          409,772          288,650
                                                         ----------       ---------        ---------        ---------
  Reinvested capital gains ........................               -               -          414,627          576,863
                                                         ----------       ---------        ---------        ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........               -             414          797,429          856,238
                                                         ----------       ---------        ---------        ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................               -          10,713          564,230          310,577
  Transfers between funds .........................               -               -          213,654          104,612
  Redemptions .....................................               -         (11,133)        (296,827)        (156,908)
  Annual contract maintenance charge (note 2) .....               -               -                -                -
  Contingent deferred sales charges (note 2) ......               -               -                -                -
  Adjustments to maintain reserves ................               -               6              (65)             428
                                                         ----------       ---------        ---------        ---------
       Net equity transactions ....................               -            (414)         480,992          258,709

NET CHANGE IN CONTRACT OWNERS' EQUITY..............               -               -        1,278,421        1,114,947
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........               -               -        3,409,830        2,294,883
                                                         ----------       ---------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF YEAR................               -               -        4,688,251        3,409,830
                                                         ==========       =========        =========        =========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                 ACTCUltra                             ACVPBal
                                                      ------------------------------           -----------------------
                                                           1999               1998              1999             1998
                                                      -------------      -----------           ------           ------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $           -                -              285              135
  Mortality and expense charges (note 2) ..........               -         (590,177)               -              (12)
  Administration charge (note 2):
           Tier I .................................               -         (289,702)               -              (11)
           Tier II ................................               -          (78,787)               -                -
           Tier III ...............................               -          (33,584)               -                -
           Tier IV ................................               -           (8,689)               -                -
           Tier V .................................               -          (27,632)               -                -
  Variable account fee (notes 2 and 5) ............      (4,658,765)      (2,343,288)            (195)             (69)
                                                      -------------      -----------           ------           ------
     Net investment activity ......................      (4,658,765)      (3,371,859)              90               43

  Proceeds from mutual fund shares sold ...........      39,165,641       41,641,653                -                -
  Cost of mutual fund shares sold .................     (20,699,979)     (27,930,230)               -                -
                                                      -------------      -----------           ------           ------
     Realized gain (loss) on investments ..........      18,465,662       13,711,423                -                -
  Change in unrealized gain (loss) on investments .     174,542,713       63,370,686              (65)             445
                                                      -------------      -----------           ------           ------
     Net gain (loss) on investments ...............     193,008,375       77,082,109              (65)             445
                                                      -------------      -----------           ------           ------
  Reinvested capital gains ........................      21,526,551       41,328,459            1,964              835
                                                      -------------      -----------           ------           ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........     209,876,161      115,038,709            1,989            1,323
                                                      -------------      -----------           ------           ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      97,019,057       92,879,284            5,441            5,501
  Transfers between funds .........................     (18,107,812)     (11,404,055)           4,547                -
  Redemptions .....................................     (36,790,354)     (44,419,854)               -                -
  Annual contract maintenance charge (note 2) .....            (731)             (24)               -                -
  Contingent deferred sales charges (note 2) ......          (1,225)              (5)               -                -
  Adjustments to maintain reserves ................           7,661           12,001                -               (1)
                                                      -------------      -----------           ------           ------
       Net equity transactions ....................      42,126,596       37,067,347            9,988            5,500

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     252,002,757      152,106,056           11,977            6,823
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     486,769,512      334,663,456           13,664            6,841
                                                      -------------      -----------           ------           ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 738,772,269      486,769,512           25,641           13,664
                                                      =============      ===========           ======           ======


                                                                 ACVPCapAp                          BdFdAm
                                                           ------------------------       ----------------------------
                                                            1999              1998           1999             1998
                                                           -------           ------       ----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................               -                -        1,257,587        1,072,397
  Mortality and expense charges (note 2) ..........              -             (126)               -          (22,352)
  Administration charge (note 2):
           Tier I .................................              -             (114)               -          (12,086)
           Tier II ................................              -                -                -           (3,155)
           Tier III ...............................              -                -                -             (903)
           Tier IV ................................              -                -                -              (97)
           Tier V .................................              -                -                -             (970)
  Variable account fee (notes 2 and 5) ............           (827)            (453)        (147,650)         (96,999)
                                                           -------           ------       ----------       ----------
     Net investment activity ......................           (827)            (693)       1,109,937          935,835

  Proceeds from mutual fund shares sold ...........          1,603           18,530       10,149,410        6,379,676
  Cost of mutual fund shares sold .................         (1,677)         (23,743)     (10,627,824)      (6,310,382)
                                                           -------           ------       ----------       ----------
     Realized gain (loss) on investments ..........            (74)          (5,213)        (478,414)          69,294
  Change in unrealized gain (loss) on investments .         49,753           (1,486)        (367,432)        (526,637)
                                                           -------           ------       ----------       ----------
     Net gain (loss) on investments ...............         49,679           (6,699)        (845,846)        (457,343)
                                                           -------           ------       ----------       ----------
  Reinvested capital gains ........................              -            3,694                -          166,021
                                                           -------           ------       ----------       ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........         48,852           (3,698)         264,091          644,513
                                                           -------           ------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          5,267           16,440        2,249,427        4,402,447
  Transfers between funds .........................              -          (15,860)      (2,123,884)       2,903,996
  Redemptions .....................................         (1,034)            (972)      (1,760,769)      (1,653,020)
  Annual contract maintenance charge (note 2) .....             (1)              (1)             (39)              (7)
  Contingent deferred sales charges (note 2) ......              -                -                -                -
  Adjustments to maintain reserves ................             (8)               1              511             (453)
                                                           -------           ------       ----------       ----------
       Net equity transactions ....................          4,224             (392)      (1,634,754)       5,652,963

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         53,076           (4,090)      (1,370,663)       6,297,476
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........         74,477           78,567       18,775,654       12,478,178
                                                           -------           ------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF YEAR................        127,553           74,477       17,404,991       18,775,654
                                                           =======           ======       ==========       ==========


                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998


                                                              BrnCapSmCo                   DNYVenFd
                                                      ------------------------      ---------------------
                                                         1999           1998         1999           1998
                                                      ----------      --------      -------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        -             -           30         3,675
  Mortality and expense charges (note 2) ..........            -             -            -          (719)
  Administration charge (note 2):
           Tier I .................................            -             -            -             -
           Tier II ................................            -             -            -          (576)
           Tier III ...............................            -             -            -             -
           Tier IV ................................            -             -            -             -
           Tier V .................................            -             -            -             -
  Variable account fee (notes 2 and 5) ............          (52)            -       (3,306)       (2,375)
                                                      ----------      --------      -------       -------
     Net investment activity ......................          (52)            -       (3,276)            5

  Proceeds from mutual fund shares sold ...........       54,236             -      108,105       238,516
  Cost of mutual fund shares sold .................      (45,129)            -      (90,663)     (242,635)
                                                      ----------      --------      -------       -------
     Realized gain (loss) on investments ..........        9,107             -       17,442        (4,119)
  Change in unrealized gain (loss) on investments .       (1,177)            -       31,094        41,346
                                                      ----------      --------      -------       -------
     Net gain (loss) on investments ...............        7,930             -       48,536        37,227
                                                      ----------      --------      -------       -------
  Reinvested capital gains ........................       14,199             -        7,465        13,062
                                                      ----------      --------      -------       -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       22,077             -       52,725        50,294
                                                      ----------      --------      -------       -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        2,415             -            -        61,821
  Transfers between funds .........................      149,203             -        2,070       (93,497)
  Redemptions .....................................          (82)            -      (60,143)     (104,253)
  Annual contract maintenance charge (note 2) .....            -             -            -             -
  Contingent deferred sales charges (note 2) ......            -             -            -             -
  Adjustments to maintain reserves ................           (3)            -          (11)       (9,951)
                                                      ----------      --------      -------       -------
       Net equity transactions ....................      151,533             -      (58,084)     (145,880)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      173,610             -       (5,359)      (95,586)
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........            -             -      350,427       446,013
                                                      ----------      --------      -------       -------
CONTRACT OWNERS' EQUITY END OF YEAR................   $  173,610             -      345,068       350,427
                                                      ==========      ========      =======       =======

                                                               DeDecInc                    DryApp
                                                         ---------------------     -----------------------
                                                          1999          1998         1999           1998
                                                         -------       -------     ---------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        8,372         8,519        24,131         3,615
  Mortality and expense charges (note 2) ..........            -          (495)            -             -
  Administration charge (note 2):
           Tier I .................................            -          (345)            -             -
           Tier II ................................            -           (64)            -             -
           Tier III ...............................            -           (19)            -             -
           Tier IV ................................            -             -             -             -
           Tier V .................................            -             -             -             -
  Variable account fee (notes 2 and 5) ............       (2,659)       (1,890)      (23,612)         (363)
                                                         -------       -------     ---------       -------
     Net investment activity ......................        5,713         5,706           519         3,252

  Proceeds from mutual fund shares sold ...........       86,134        21,772       776,158        42,324
  Cost of mutual fund shares sold .................      (78,269)      (17,747)     (717,320)      (41,547)
                                                         -------       -------     ---------       -------
     Realized gain (loss) on investments ..........        7,865         4,025        58,838           777
  Change in unrealized gain (loss) on investments .      (31,337)      (31,371)      231,072        20,162
                                                         -------       -------     ---------       -------
     Net gain (loss) on investments ...............      (23,472)      (27,346)      289,910        20,939
                                                         -------       -------     ---------       -------
  Reinvested capital gains ........................        6,728        48,997        31,853         1,067
                                                         -------       -------     ---------       -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      (11,031)       27,357       322,282        25,258
                                                         -------       -------     ---------       -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       19,984        35,842     2,887,958       100,087
  Transfers between funds .........................      (71,443)      (10,077)      982,142       678,208
  Redemptions .....................................      (14,701)      (12,641)     (151,084)            -
  Annual contract maintenance charge (note 2) .....            -             -            (2)            -
  Contingent deferred sales charges (note 2) ......         (121)            -             -             -
  Adjustments to maintain reserves ................           (3)            1           (22)           58
                                                         -------       -------     ---------       -------
       Net equity transactions ....................      (66,284)       13,125     3,718,992       778,353

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      (77,315)       40,482     4,041,274       803,611
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      323,087       282,605       803,611             -
                                                         -------       -------     ---------       -------
CONTRACT OWNERS' EQUITY END OF YEAR................      245,772       323,087     4,844,885       803,611
                                                         =======       =======     =========       =======

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,Continued

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                 DryCsMgt                         DryPreMCap
                                                      ----------------------------         -----------------------
                                                          1999              1998            1999             1998
                                                      ------------         -------         -------          ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     10,461          13,275               -               -
  Mortality and expense charges (note 2) ..........              -            (404)              -               -
  Administration charge (note 2):
           Tier I .................................              -               -               -               -
           Tier II ................................              -            (324)              -               -
           Tier III ...............................              -               -               -               -
           Tier IV ................................              -               -               -               -
           Tier V .................................              -               -               -               -
  Variable account fee (notes 2 and 5) ............         (1,894)         (1,506)         (1,770)            (11)
                                                      ------------         -------         -------          ------
     Net investment activity ......................          8,567          11,041          (1,770)            (11)

  Proceeds from mutual fund shares sold ...........         70,899         188,098         253,033          41,198
  Cost of mutual fund shares sold .................        (70,899)       (188,098)       (242,970)        (39,908)
                                                      ------------         -------         -------          ------
     Realized gain (loss) on investments ..........              -               -          10,063           1,290
  Change in unrealized gain (loss) on investments .              -               -          43,812           1,020
                                                      ------------         -------         -------          ------
     Net gain (loss) on investments ...............              -               -          53,875           2,310
                                                      ------------         -------         -------          ------
  Reinvested capital gains ........................              -               -          11,056               -
                                                      ------------         -------         -------          ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........          8,567          11,041          63,161           2,299
                                                      ------------         -------         -------          ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................              -           7,000         379,265           9,972
  Transfers between funds .........................              -          30,215         217,364           6,820
  Redemptions .....................................        (69,026)        (85,159)         (8,796)              -
  Annual contract maintenance charge (note 2) .....              -               -              (1)              -
  Contingent deferred sales charges (note 2) ......              -               -               -               -
  Adjustments to maintain reserves ................             (9)             13              (3)            (36)
                                                      ------------         -------         -------          ------
       Net equity transactions ....................        (69,035)        (47,931)        587,829          16,756

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        (60,468)        (36,890)        650,990          19,055
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........        243,930         280,820          19,055               -
                                                      ------------         -------         -------          ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $    183,462         243,930         670,045          19,055
                                                      ============         =======         =======          ======


                                                                  Dry500Ix                           DrySRGro
                                                        ---------------------------          ----------------------
                                                           1999             1998              1999            1998
                                                        -----------      ----------          ------          ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................         807,056         654,039               5              30
  Mortality and expense charges (note 2) ..........               -         (50,585)              -             (18)
  Administration charge (note 2):
           Tier I .................................               -         (25,258)              -             (16)
           Tier II ................................               -          (9,470)              -               -
           Tier III ...............................               -          (4,279)              -               -
           Tier IV ................................               -          (1,421)              -               -
           Tier V .................................               -               -               -               -
  Variable account fee (notes 2 and 5) ............        (768,657)       (302,743)           (257)            (93)
                                                        -----------      ----------          ------          ------
     Net investment activity ......................          38,399         260,283            (252)            (97)

  Proceeds from mutual fund shares sold ...........       6,953,435      17,946,636              20               -
  Cost of mutual fund shares sold .................      (5,002,542)    (17,009,081)            (11)              -
                                                        -----------      ----------          ------          ------
     Realized gain (loss) on investments ..........       1,950,893         937,555               9               -
  Change in unrealized gain (loss) on investments .      13,070,335       9,000,038           6,628           2,973
                                                        -----------      ----------          ------          ------
     Net gain (loss) on investments ...............      15,021,228       9,937,593           6,637           2,973
                                                        -----------      ----------          ------          ------
  Reinvested capital gains ........................       1,288,768          11,335           1,301             700
                                                        -----------      ----------          ------          ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      16,348,395      10,209,211           7,686           3,576
                                                        -----------      ----------          ------          ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      33,667,126      29,380,072          11,978           6,922
  Transfers between funds .........................        (696,560)     12,761,627               -               -
  Redemptions .....................................      (6,640,768)     (4,088,081)              -               -
  Annual contract maintenance charge (note 2) .....             (69)              -               -               -
  Contingent deferred sales charges (note 2) ......               -               -               -               -
  Adjustments to maintain reserves ................           8,495         340,307               -               3
                                                        -----------      ----------          ------          ------
       Net equity transactions ....................      26,338,224      38,393,925          11,978           6,925

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      42,686,619      48,603,136          19,664          10,501
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      67,670,706      19,067,570          19,414           8,913
                                                        -----------      ----------          ------          ------
CONTRACT OWNERS' EQUITY END OF YEAR................     110,357,325      67,670,706          39,078          19,414
                                                        ===========      ==========          ======          ======



                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                               DryStkIx                      Dry3dCen
                                                      --------------------------     -------------------------
                                                          1999            1998          1999            1998
                                                      -----------        -------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     1,921          1,119              -              -
  Mortality and expense charges (note 2) ..........             -           (102)             -        (66,294)
  Administration charge (note 2):
           Tier I .................................             -            (29)             -        (29,387)
           Tier II ................................             -              -              -         (7,533)
           Tier III ...............................             -            (42)             -         (3,505)
           Tier IV ................................             -              -              -         (1,116)
           Tier V .................................             -              -              -         (4,678)
  Variable account fee (notes 2 and 5) ............        (1,673)          (592)      (397,692)      (253,339)
                                                      -----------        -------     ----------     ----------
     Net investment activity ......................           248            354       (397,692)      (365,852)

  Proceeds from mutual fund shares sold ...........        55,845          6,423      6,206,656      3,901,389
  Cost of mutual fund shares sold .................       (30,713)        (3,045)    (3,510,513)    (2,492,822)
                                                      -----------        -------     ----------     ----------
     Realized gain (loss) on investments ..........        25,132          3,378      2,696,143      1,408,567
  Change in unrealized gain (loss) on investments .         4,705         15,002      8,651,351      5,130,782
                                                      -----------        -------     ----------     ----------
     Net gain (loss) on investments ...............        29,837         18,380     11,347,494      6,539,349
                                                      -----------        -------     ----------     ----------
  Reinvested capital gains ........................         1,608            221      6,663,884      5,487,821
                                                      -----------        -------     ----------     ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        31,693         18,955     17,613,686     11,661,318
                                                      -----------        -------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        60,306         28,266     12,595,722     12,820,383
  Transfers between funds .........................          (566)        29,929     (3,865,109)      (958,671)
  Redemptions .....................................       (25,840)             -     (4,140,077)    (3,146,178)
  Annual contract maintenance charge (note 2) .....             -              -           (128)             -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................             1             50          4,685            875
                                                      -----------        -------     ----------     ----------
       Net equity transactions ....................        33,901         58,245      4,595,093      8,716,409

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        65,594         77,200     22,208,779     20,377,727
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       123,087         45,887     56,526,907     36,149,180
                                                      -----------        -------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF YEAR................   $   188,681        123,087     78,735,686     56,526,907
                                                      ===========        =======     ==========     ==========

                                                                EvIncGro                       FedGNMA
                                                        ------------------------      -----------------------
                                                           1999           1998            1999         1998
                                                        ---------      ---------      ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       183,943        187,498              -        10,016
  Mortality and expense charges (note 2) ..........             -         (7,687)             -          (768)
  Administration charge (note 2):
           Tier I .................................             -         (3,311)             -          (691)
           Tier II ................................             -         (1,433)             -             -
           Tier III ...............................             -           (215)             -             -
           Tier IV ................................             -            (32)             -             -
           Tier V .................................             -           (533)             -             -
  Variable account fee (notes 2 and 5) ............       (29,511)       (22,752)             -             -
                                                        ---------      ---------      ---------     ---------
     Net investment activity ......................       154,432        151,535              -         8,557

  Proceeds from mutual fund shares sold ...........       800,603        799,273              -       980,581
  Cost of mutual fund shares sold .................      (687,340)      (673,270)             -      (966,648)
                                                        ---------      ---------      ---------     ---------
     Realized gain (loss) on investments ..........       113,263        126,003              -        13,933
  Change in unrealized gain (loss) on investments .       204,347       (718,235)             -       (13,073)
                                                        ---------      ---------      ---------     ---------
     Net gain (loss) on investments ...............       317,610       (592,232)             -           860
                                                        ---------      ---------      ---------     ---------
  Reinvested capital gains ........................        64,849        373,288              -             -
                                                        ---------      ---------      ---------     ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       536,891        (67,409)             -         9,417
                                                        ---------      ---------      ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       188,095        266,376              -        13,861
  Transfers between funds .........................      (653,482)      (684,318)             -       (57,803)
  Redemptions .....................................      (209,751)      (214,308)             -      (923,736)
  Annual contract maintenance charge (note 2) .....           (46)             -              -             -
  Contingent deferred sales charges (note 2) ......             -              -              -             -
  Adjustments to maintain reserves ................           (38)            17              -          (304)
                                                        ---------      ---------      ---------     ---------
       Net equity transactions ....................      (675,222)      (632,233)             -      (967,982)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      (138,331)      (699,642)             -      (958,565)
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     3,931,008      4,630,650              -       958,565
                                                        ---------      ---------      ---------     ---------
CONTRACT OWNERS' EQUITY END OF YEAR................     3,792,677      3,931,008              -             -
                                                        =========      =========      =========     =========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                FedBdFd                      FedUSGvt
                                                      --------------------------      ------------------------
                                                         1999              1998         1999            1998
                                                      -----------        -------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    90,250          1,432        346,733        205,721
  Mortality and expense charges (note 2) ..........             -              -              -         (4,822)
  Administration charge (note 2):
           Tier I .................................             -              -              -         (2,999)
           Tier II ................................             -              -              -           (739)
           Tier III ...............................             -              -              -           (199)
           Tier IV ................................             -              -              -            (94)
           Tier V .................................             -              -              -              -
  Variable account fee (notes 2 and 5) ............        (7,224)          (142)       (64,848)       (27,060)
                                                      -----------        -------      ---------      ---------
     Net investment activity ......................        83,026          1,290        281,885        169,808

  Proceeds from mutual fund shares sold ...........       713,517         10,318      3,705,532      3,303,388
  Cost of mutual fund shares sold .................      (739,265)       (10,177)    (3,745,262)    (3,240,050)
                                                      -----------        -------      ---------      ---------
     Realized gain (loss) on investments ..........       (25,748)           141        (39,730)        63,338
  Change in unrealized gain (loss) on investments .       (98,562)        (1,053)      (349,627)        31,242
                                                      -----------        -------      ---------      ---------
     Net gain (loss) on investments ...............      (124,310)          (912)      (389,357)        94,580
                                                      -----------        -------      ---------      ---------
  Reinvested capital gains ........................             -              -              -              -
                                                      -----------        -------      ---------      ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       (41,284)           378       (107,472)       264,388
                                                      -----------        -------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       192,519         12,564      1,311,826      1,027,985
  Transfers between funds .........................     1,198,263        267,049        576,069      3,085,149
  Redemptions .....................................       (24,725)             -       (842,664)      (660,459)
  Annual contract maintenance charge (note 2) .....             -              -            (34)             -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................           (63)             9          1,369            838
                                                      -----------        -------      ---------      ---------
       Net equity transactions ....................     1,365,994        279,622      1,046,566      3,453,513

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     1,324,710        280,000        939,094      3,717,901
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       280,000              -      6,242,531      2,524,630
                                                      -----------        -------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 1,604,710        280,000      7,181,625      6,242,531
                                                      ===========        =======      =========      =========


                                                               FAGrOppA                       FAHiYld
                                                       ------------------------        ----------------------
                                                         1999            1998           1999            1998
                                                       ---------        -------        -------         ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       25,981          1,615         32,123            298
  Mortality and expense charges (note 2) ..........            -              -              -              -
  Administration charge (note 2):
           Tier I .................................            -              -              -              -
           Tier II ................................            -              -              -              -
           Tier III ...............................            -              -              -              -
           Tier IV ................................            -              -              -              -
           Tier V .................................            -              -              -              -
  Variable account fee (notes 2 and 5) ............      (12,274)          (126)        (3,078)            (2)
                                                       ---------        -------        -------         ------
     Net investment activity ......................       13,707          1,489         29,045            296

  Proceeds from mutual fund shares sold ...........      394,736            163        467,904          3,365
  Cost of mutual fund shares sold .................     (394,490)          (159)      (465,726)        (3,405)
                                                       ---------        -------        -------         ------
     Realized gain (loss) on investments ..........          246              4          2,178            (40)
  Change in unrealized gain (loss) on investments .     (197,704)         2,517        (13,956)          (159)
                                                       ---------        -------        -------         ------
     Net gain (loss) on investments ...............     (197,458)         2,521        (11,778)          (199)
                                                       ---------        -------        -------         ------
  Reinvested capital gains ........................      251,008          5,705              -             13
                                                       ---------        -------        -------         ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       67,257          9,715         17,267            110
                                                       ---------        -------        -------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................    1,576,174         85,031        246,900          6,597
  Transfers between funds .........................      712,120        211,185        464,347         12,339
  Redemptions .....................................      (50,695)             -        (14,193)             -
  Annual contract maintenance charge (note 2) .....            -              -              -              -
  Contingent deferred sales charges (note 2) ......            -              -              -              -
  Adjustments to maintain reserves ................          595            (35)            92            (81)
                                                       ---------        -------        -------         ------
       Net equity transactions ....................    2,238,194        296,181        697,146         18,855

NET CHANGE IN CONTRACT OWNERS' EQUITY..............    2,305,451        305,896        714,413         18,965
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      305,896              -         18,965              -
                                                       ---------        -------        -------         ------
CONTRACT OWNERS' EQUITY END OF YEAR................    2,611,347        305,896        733,378         18,965
                                                       =========        =======        =======         ======


                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                  FidAsMgr                       FidCapInc
                                                      ----------------------------       -------------------------
                                                          1999              1998            1999           1998
                                                      ------------       ---------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    357,600         256,730         106,424         126,811
  Mortality and expense charges (note 2) ..........              -         (12,311)              -          (2,324)
  Administration charge (note 2):
           Tier I .................................              -          (7,018)              -            (730)
           Tier II ................................              -          (1,576)              -            (237)
           Tier III ...............................              -            (658)              -            (298)
           Tier IV ................................              -            (578)              -             (63)
           Tier V .................................              -               -               -            (169)
  Variable account fee (notes 2 and 5) ............        (95,989)        (49,954)         (9,780)         (7,180)
                                                      ------------       ---------       ---------       ---------
     Net investment activity ......................        261,611         184,635          96,644         115,810

  Proceeds from mutual fund shares sold ...........      1,846,726       1,400,805         197,463         173,665
  Cost of mutual fund shares sold .................     (1,695,131)     (1,144,384)       (169,829)       (127,055)
                                                      ------------       ---------       ---------       ---------
     Realized gain (loss) on investments ..........        151,595         256,421          27,634          46,610
  Change in unrealized gain (loss) on investments .        487,351        (698,937)        (27,009)       (143,059)
                                                      ------------       ---------       ---------       ---------
     Net gain (loss) on investments ...............        638,946        (442,516)            625         (96,449)
                                                      ------------       ---------       ---------       ---------
  Reinvested capital gains ........................        489,792       1,435,527          51,281          33,909
                                                      ------------       ---------       ---------       ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      1,390,349       1,177,646         148,550          53,270
                                                      ------------       ---------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      2,813,470       2,532,030               -               -
  Transfers between funds .........................        230,998        (151,020)        (40,990)        (96,294)
  Redemptions .....................................       (915,972)       (704,769)       (106,993)        (65,869)
  Annual contract maintenance charge (note 2) .....            (22)              -               -               -
  Contingent deferred sales charges (note 2) ......              -               -               -               -
  Adjustments to maintain reserves ................            628             365          (1,006)           (184)
                                                      ------------       ---------       ---------       ---------
       Net equity transactions ....................      2,129,102       1,676,606        (148,989)       (162,347)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      3,519,451       2,854,252            (439)       (109,077)
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      9,497,067       6,642,815       1,265,240       1,374,317
                                                      ------------       ---------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 13,016,518       9,497,067       1,264,801       1,265,240
                                                      ============       =========       =========       =========

                                                              FidContr                         FidEqInc
                                                     ---------------------------     ---------------------------
                                                        1999            1998             1999            1998
                                                     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    2,030,581       1,863,318       4,380,744       4,640,372
  Mortality and expense charges (note 2) ..........            -        (450,698)              -        (506,185)
  Administration charge (note 2):
           Tier I .................................            -        (255,752)              -        (221,393)
           Tier II ................................            -         (64,735)              -         (76,233)
           Tier III ...............................            -         (26,384)              -         (23,869)
           Tier IV ................................            -          (8,436)              -         (11,688)
           Tier V .................................            -          (6,165)              -         (28,770)
  Variable account fee (notes 2 and 5) ............   (3,726,240)     (1,870,589)     (2,508,354)     (1,692,590)
                                                     -----------     -----------     -----------     -----------
     Net investment activity ......................   (1,695,659)       (819,441)      1,872,390       2,079,644

  Proceeds from mutual fund shares sold ...........   22,504,798       7,189,568      38,030,205      43,609,506
  Cost of mutual fund shares sold .................  (11,333,891)     (4,326,016)    (21,916,618)    (22,032,336)
                                                     -----------     -----------     -----------     -----------
     Realized gain (loss) on investments ..........   11,170,907       2,863,552      16,113,587      21,577,170
  Change in unrealized gain (loss) on investments .   13,393,706      55,803,182     (26,919,362)     (3,426,262)
                                                     -----------     -----------     -----------     -----------
     Net gain (loss) on investments ...............   24,564,613      58,666,734     (10,805,775)     18,150,908
                                                     -----------     -----------     -----------     -----------
  Reinvested capital gains ........................   73,890,320      26,157,555      27,266,456      12,941,873
                                                     -----------     -----------     -----------     -----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........   96,759,274      84,004,848      18,333,071      33,172,425
                                                     -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................   76,660,114      77,487,132      38,916,190      57,359,101
  Transfers between funds .........................  (20,798,707)    (11,104,263)    (45,250,633)    (24,012,463)
  Redemptions .....................................  (22,669,012)    (20,740,068)    (18,528,772)    (48,768,023)
  Annual contract maintenance charge (note 2) .....         (484)            (24)           (168)              -
  Contingent deferred sales charges (note 2) ......            -               -            (561)              -
  Adjustments to maintain reserves ................        2,551          13,064          (1,625)            801
                                                     -----------     -----------     -----------     -----------
       Net equity transactions ....................   33,194,462      45,655,841     (24,865,569)    (15,420,584)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............  129,953,736     129,660,689      (6,532,498)     17,751,841
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........  380,246,330     250,585,641     312,084,930     294,333,089
                                                     -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF YEAR................  510,200,066     380,246,330     305,552,432     312,084,930
                                                     ===========     ===========     ===========     ===========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                FidGrInc                       FidMgIn
                                                     ----------------------------     ---------------------------
                                                         1999             1998           1999             1998
                                                     ------------      ----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    203,527         156,434       2,104,379       1,642,041
  Mortality and expense charges (note 2) .........              -         (21,607)              -        (398,587)
  Administration charge (note 2):
           Tier I ................................              -               -               -        (202,623)
           Tier II ...............................              -               -               -         (44,270)
           Tier III ..............................              -               -               -         (16,514)
           Tier IV ...............................              -               -               -          (6,415)
           Tier V ................................              -          (6,482)              -         (22,365)
  Variable account fee (notes 2 and 5) ...........       (122,985)        (78,976)     (2,903,353)     (1,495,579)
                                                     ------------      ----------     -----------     -----------
     Net investment activity .....................         80,542          49,369        (798,974)       (544,312)

  Proceeds from mutual fund shares sold ..........      5,277,787       2,491,096       9,211,642      21,671,959
  Cost of mutual fund shares sold ................     (4,219,929)     (1,954,895)     (5,162,146)    (15,120,252)
                                                     ------------      ----------     -----------     -----------
     Realized gain (loss) on investments .........      1,057,858         536,201       4,049,496       6,551,707
  Change in unrealized gain (loss) on investments        (361,836)      2,368,630      41,418,748      56,502,870
                                                     ------------      ----------     -----------     -----------
     Net gain (loss) on investments ..............        696,022       2,904,831      45,468,244      63,054,577
                                                     ------------      ----------     -----------     -----------
  Reinvested capital gains .......................      1,534,188         912,942      31,798,451      12,423,793
                                                     ------------      ----------     -----------     -----------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........      2,310,752       3,867,142      76,467,721      74,934,058
                                                     ------------      ----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .............................      7,020,652      10,539,635      54,418,328      45,406,273
  Transfers between funds ........................     (3,590,869)        194,224      (3,115,844)     (5,882,750)
  Redemptions ....................................     (1,911,140)     (2,164,138)    (19,264,721)    (32,023,667)
  Annual contract maintenance charge (note 2) ....              -               -            (248)              -
  Contingent deferred sales charges (note 2) .....              -               -               -              (5)
  Adjustments to maintain reserves ...............             52             124           1,774           5,882
                                                     ------------      ----------     -----------     -----------
       Net equity transactions ...................      1,518,695       8,569,845      32,039,289       7,505,733

NET CHANGE IN CONTRACT OWNERS' EQUITY.............      3,829,447      12,436,987     108,507,010      82,439,791
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR.........     21,339,448       8,902,461     311,429,060     228,989,269
                                                     ------------      ----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF YEAR...............   $ 25,168,895      21,339,448     419,936,070     311,429,060
                                                     ============      ==========     ===========     ===========


                                                                FidVIPAM                        FidVIPEI
                                                        ------------------------        ------------------------
                                                           1999           1998            1999            1998
                                                        ---------       --------        ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         1,649           1,218           3,267           2,576
  Mortality and expense charges (note 2) .........             -             (66)              -            (316)
  Administration charge (note 2):
           Tier I ................................             -             (59)              -            (284)
           Tier II ...............................             -               -               -               -
           Tier III ..............................             -               -               -               -
           Tier IV ...............................             -               -               -               -
           Tier V ................................             -               -               -               -
  Variable account fee (notes 2 and 5) ...........          (533)           (280)         (2,180)         (1,254)
                                                          ------          ------         -------         -------
     Net investment activity .....................         1,116             813           1,087             722

  Proceeds from mutual fund shares sold ..........         1,270           2,675          42,623          32,991
  Cost of mutual fund shares sold ................          (982)         (2,284)        (30,377)        (22,023)
                                                          ------          ------         -------         -------
     Realized gain (loss) on investments .........           288             391          12,246          10,968
  Change in unrealized gain (loss) on investments          2,041             842          (8,341)            467
                                                          ------          ------         -------         -------
     Net gain (loss) on investments ..............         2,329           1,233           3,905          11,435
                                                          ------          ------         -------         -------
  Reinvested capital gains .......................         2,089           3,653           7,222           9,167
                                                          ------          ------         -------         -------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........         5,534           5,699          12,214          21,324
                                                          ------          ------         -------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .............................         6,409           8,531          26,978          43,053
  Transfers between funds ........................         2,273               -         (19,925)         (9,466)
  Redemptions ....................................          (490)         (2,633)           (929)         (7,379)
  Annual contract maintenance charge (note 2) ....             -               -               -               -
  Contingent deferred sales charges (note 2) .....             -               -               -               -
  Adjustments to maintain reserves ...............             1              (1)             72               8
                                                          ------          ------         -------         -------
       Net equity transactions ...................         8,193           5,897           6,196          26,216

NET CHANGE IN CONTRACT OWNERS' EQUITY.............        13,727          11,596          18,410          47,540
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR.........        49,356          37,760         216,494         168,954
                                                          ------          ------         -------         -------
CONTRACT OWNERS' EQUITY END OF YEAR...............        63,083          49,356         234,904         216,494
                                                          ======          ======         =======         =======

                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                               FidVIPGr                          FidVIPHI
                                                      --------------------------         ---------------------
                                                          1999             1998           1999           1998
                                                      -----------        -------         ------         ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $       392            694          4,036          3,277
  Mortality and expense charges (note 2) ..........             -           (240)             -            (80)
  Administration charge (note 2):
           Tier I .................................             -           (216)             -            (72)
           Tier II ................................             -              -              -              -
           Tier III ...............................             -              -              -              -
           Tier IV ................................             -              -              -              -
           Tier V .................................             -              -              -              -
  Variable account fee (notes 2 and 5) ............        (2,651)        (1,128)          (348)          (310)
                                                      -----------        -------         ------         ------
     Net investment activity ......................        (2,259)          (890)         3,688          2,815

  Proceeds from mutual fund shares sold ...........        15,214          6,452         17,737          8,878
  Cost of mutual fund shares sold .................        (7,372)        (3,841)       (18,825)        (9,385)
                                                      -----------        -------         ------         ------
     Realized gain (loss) on investments ..........         7,842          2,611         (1,088)          (507)
  Change in unrealized gain (loss) on investments .        61,793         36,858            531         (7,529)
                                                      -----------        -------         ------         ------
     Net gain (loss) on investments ...............        69,635         39,469           (557)        (8,036)
                                                      -----------        -------         ------         ------
  Reinvested capital gains ........................        24,632         18,160            151          2,082
                                                      -----------        -------         ------         ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        92,008         56,739          3,282         (3,139)
                                                      -----------        -------         ------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        43,515         35,276          4,137          9,559
  Transfers between funds .........................        15,223              -        (17,607)        (8,866)
  Redemptions .....................................        (3,581)        (5,371)             -              -
  Annual contract maintenance charge (note 2) .....             -              -              -              -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................           (22)            26             (1)             -
                                                      -----------        -------         ------         ------
       Net equity transactions ....................        55,135         29,931        (13,471)           693

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       147,143         86,670        (10,189)        (2,446)
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       219,907        133,237         42,986         45,432
                                                      -----------        -------         ------         ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $   367,050        219,907         32,797         42,986
                                                      ===========        =======         ======         ======

                                                                FidVIPOv                    GroFdAm
                                                         ----------------------     -------------------------
                                                          1999           1998          1999          1998
                                                         -------        -------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        2,118          2,978         47,982         70,297
  Mortality and expense charges (note 2) ..........            -           (275)             -        (24,381)
  Administration charge (note 2):
           Tier I .................................            -           (247)             -        (14,294)
           Tier II ................................            -              -              -         (3,521)
           Tier III ...............................            -              -              -         (1,856)
           Tier IV ................................            -              -              -           (402)
           Tier V .................................            -              -              -              -
  Variable account fee (notes 2 and 5) ............       (1,423)          (946)      (214,713)       (95,760)
                                                         -------        -------     ----------     ----------
     Net investment activity ......................          695          1,510       (166,731)       (69,917)

  Proceeds from mutual fund shares sold ...........       19,124         59,366      1,854,010      2,326,943
  Cost of mutual fund shares sold .................      (15,739)       (49,880)    (1,141,338)    (1,849,031)
                                                         -------        -------     ----------     ----------
     Realized gain (loss) on investments ..........        3,385          9,486        712,672        477,912
  Change in unrealized gain (loss) on investments .       48,433         (3,645)     5,867,655      2,260,735
                                                         -------        -------     ----------     ----------
     Net gain (loss) on investments ...............       51,818          5,841      6,580,327      2,738,647
                                                         -------        -------     ----------     ----------
  Reinvested capital gains ........................        3,416          8,777      3,406,699      1,726,170
                                                         -------        -------     ----------     ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       55,929         16,128      9,820,295      4,394,900
                                                         -------        -------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        8,662         18,183      3,497,080      2,880,077
  Transfers between funds .........................       (6,027)       (56,597)     3,729,668       (558,934)
  Redemptions .....................................         (997)          (998)    (1,300,833)    (1,058,856)
  Annual contract maintenance charge (note 2) .....            -              -            (39)             -
  Contingent deferred sales charges (note 2) ......            -              -            (32)             -
  Adjustments to maintain reserves ................            2            (21)         1,698            286
                                                         -------        -------     ----------     ----------
       Net equity transactions ....................        1,640        (39,433)     5,927,542      1,262,573

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       57,569        (23,305)    15,747,837      5,657,473
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      136,291        159,596     19,249,841     13,592,368
                                                         -------        -------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF YEAR................      193,860        136,291     34,997,678     19,249,841
                                                         =======        =======     ==========     ==========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                 IncFdAm                         InvDynam
                                                      ----------------------------      ---------------------------
                                                           1999            1998            1999              1998
                                                      ------------      ----------      ----------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $  1,016,211         945,621               -               -
  Mortality and expense charges (note 2) ..........              -         (31,811)              -               -
  Administration charge (note 2):
           Tier I .................................              -         (19,475)              -               -
           Tier II ................................              -          (5,215)              -               -
           Tier III ...............................              -          (1,414)              -               -
           Tier IV ................................              -            (519)              -               -
           Tier V .................................              -               -               -               -
  Variable account fee (notes 2 and 5) ............       (178,839)       (118,013)        (49,164)            (10)
                                                      ------------      ----------      ----------          ------
     Net investment activity ......................        837,372         769,174         (49,164)            (10)

  Proceeds from mutual fund shares sold ...........      3,061,635       2,414,779       2,741,703           6,997
  Cost of mutual fund shares sold .................     (2,603,942)     (1,789,136)     (2,150,554)         (7,179)
                                                      ------------      ----------      ----------          ------
     Realized gain (loss) on investments ..........        457,693         625,643         591,149            (182)
  Change in unrealized gain (loss) on investments .     (2,310,805)     (1,091,203)      7,435,838           2,237
                                                      ------------      ----------      ----------          ------
     Net gain (loss) on investments ...............     (1,853,112)       (465,560)      8,026,987           2,055
                                                      ------------      ----------      ----------          ------
  Reinvested capital gains ........................        945,999       1,297,143       1,388,867             861
                                                      ------------      ----------      ----------          ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        (69,741)      1,600,757       9,366,690           2,906
                                                      ------------      ----------      ----------          ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      2,908,913       3,418,594       9,163,346          22,113
  Transfers between funds .........................     (2,598,771)     (1,370,792)     26,332,038          32,022
  Redemptions .....................................     (1,212,911)     (1,488,464)     (1,166,383)              -
  Annual contract maintenance charge (note 2) .....            (25)              -             (12)              -
  Contingent deferred sales charges (note 2) ......              -               -               -               -
  Adjustments to maintain reserves ................          2,473             116         (10,226)            (11)
                                                      ------------      ----------      ----------          ------
       Net equity transactions ....................       (900,321)        559,454      34,318,763          54,124

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       (970,062)      2,160,211      43,685,453          57,030
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     20,515,616      18,355,405          57,030               -
                                                      ------------      ----------      ----------          ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 19,545,554      20,515,616      43,742,483          57,030
                                                      ============      ==========      ==========          ======


                                                                 InvIndInc                       InvTotRet
                                                        --------------------------       --------------------------
                                                           1999            1998             1999             1998
                                                        ----------      ----------       ---------         --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        484,806         605,912          29,319              84
  Mortality and expense charges (note 2) ..........              -         (40,935)              -               -
  Administration charge (note 2):
           Tier I .................................              -         (26,247)              -               -
           Tier II ................................              -          (6,522)              -               -
           Tier III ...............................              -          (1,097)              -               -
           Tier IV ................................              -            (717)              -               -
           Tier V .................................              -               -               -               -
  Variable account fee (notes 2 and 5) ............       (263,147)       (158,242)         (7,114)            (48)
                                                        ----------      ----------       ---------         -------
     Net investment activity ......................        221,659         372,152          22,205              36

  Proceeds from mutual fund shares sold ...........      3,074,011       1,979,934         418,901               -
  Cost of mutual fund shares sold .................     (2,178,100)     (1,412,824)       (425,696)              -
                                                        ----------      ----------       ---------         -------
     Realized gain (loss) on investments ..........        895,911         567,110          (6,795)              -
  Change in unrealized gain (loss) on investments .       (565,078)       (296,231)       (109,387)           (492)
                                                        ----------      ----------       ---------         -------
     Net gain (loss) on investments ...............        330,833         270,879        (116,182)           (492)
                                                        ----------      ----------       ---------         -------
  Reinvested capital gains ........................      2,721,417       2,563,688          49,842           2,113
                                                        ----------      ----------       ---------         -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      3,273,909       3,206,719         (44,135)          1,657
                                                        ----------      ----------       ---------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      4,671,451       5,778,407         608,623          33,134
  Transfers between funds .........................     (3,283,170)     (2,075,401)        737,144          96,955
  Redemptions .....................................     (1,701,834)     (1,577,795)        (38,546)              -
  Annual contract maintenance charge (note 2) .....            (86)              -              (3)              -
  Contingent deferred sales charges (note 2) ......              -               -               -               -
  Adjustments to maintain reserves ................          1,352             335              14              (1)
                                                        ----------      ----------       ---------         -------
       Net equity transactions ....................       (312,287)      2,125,546       1,307,232         130,088

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      2,961,622       5,332,265       1,263,097         131,745
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     28,222,368      22,890,103         131,745               -
                                                        ----------      ----------       ---------         -------
CONTRACT OWNERS' EQUITY END OF YEAR................     31,183,990      28,222,368       1,394,842         131,745
                                                        ==========      ==========       =========         =======

                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998


                                                                 JanFund                            Jan20Fd
                                                      ------------------------------      ---------------------------
                                                          1999              1998             1999              1998
                                                      -------------      -----------      -----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $           -          255,272                -               -
  Mortality and expense charges (note 2) ..........               -         (123,418)               -             (96)
  Administration charge (note 2):
           Tier I .................................               -          (73,139)               -             (86)
           Tier II ................................               -          (18,968)               -               -
           Tier III ...............................               -           (5,896)               -               -
           Tier IV ................................               -           (3,446)               -               -
           Tier V .................................               -                -                -               -
  Variable account fee (notes 2 and 5) ............      (1,891,052)        (572,068)               -               -
                                                      -------------      -----------      -----------       ---------
     Net investment activity ......................      (1,891,052)        (541,663)               -            (182)

  Proceeds from mutual fund shares sold ...........      44,613,068        5,913,478                -         234,631
  Cost of mutual fund shares sold .................     (28,242,722)      (4,178,412)               -        (218,097)
                                                      -------------      -----------      -----------       ---------
     Realized gain (loss) on investments ..........      16,370,346        1,735,066                -          16,534
  Change in unrealized gain (loss) on investments .      38,835,816       27,025,929                -           1,871
                                                      -------------      -----------      -----------       ---------
     Net gain (loss) on investments ...............      55,206,162       28,760,995                -          18,405
                                                      -------------      -----------      -----------       ---------
  Reinvested capital gains ........................      35,378,670        3,109,129                -               -
                                                      -------------      -----------      -----------       ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      88,693,780       31,328,461                -          18,223
                                                      -------------      -----------      -----------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      58,291,104       30,660,731                -          66,106
  Transfers between funds .........................      68,989,874        9,765,202                -         112,713
  Redemptions .....................................     (12,903,192)      (6,044,122)               -        (213,496)
  Annual contract maintenance charge (note 2) .....            (648)               -                -               -
  Contingent deferred sales charges (note 2) ......               -                -                -               -
  Adjustments to maintain reserves ................        (121,677)          13,252                -              (1)
                                                      -------------      -----------      -----------       ---------
       Net equity transactions ....................     114,255,461       34,395,063                -         (34,678)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     202,949,241       65,723,524                -         (16,455)
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     131,449,444       65,725,920                -          16,455
                                                      -------------      -----------      -----------       ---------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 334,398,685      131,449,444                -               -
                                                      =============      ===========      ===========       =========

                                                                  JanWrldwde                          MASFIP
                                                          --------------------------        --------------------------
                                                             1999             1998            1999             1998
                                                          ---------        ---------        ---------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              718            4,603          436,281          262,173
  Mortality and expense charges (note 2) ..........               -              (52)               -           (5,269)
  Administration charge (note 2):
           Tier I .................................               -              (46)               -           (2,984)
           Tier II ................................               -                -                -             (671)
           Tier III ...............................               -                -                -             (494)
           Tier IV ................................               -                -                -             (117)
           Tier V .................................               -                -                -                -
  Variable account fee (notes 2 and 5) ............         (13,371)          (4,975)         (57,783)         (25,897)
                                                          ---------        ---------        ---------        ---------
     Net investment activity ......................         (12,653)            (470)         378,498          226,741

  Proceeds from mutual fund shares sold ...........         236,222          280,474        4,229,439        2,064,790
  Cost of mutual fund shares sold .................        (204,303)        (276,630)      (4,452,181)      (2,063,602)
                                                          ---------        ---------        ---------        ---------
     Realized gain (loss) on investments ..........          31,919            3,844         (222,742)           1,188
  Change in unrealized gain (loss) on investments .         739,231           32,242         (254,503)        (138,309)
                                                          ---------        ---------        ---------        ---------
     Net gain (loss) on investments ...............         771,150           36,086         (477,245)        (137,121)
                                                          ---------        ---------        ---------        ---------
  Reinvested capital gains ........................          34,788                -                -          141,173
                                                          ---------        ---------        ---------        ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........         793,285           35,616          (98,747)         230,793
                                                          ---------        ---------        ---------        ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         254,509        1,224,932        1,379,662        2,337,578
  Transfers between funds .........................         (23,787)          42,958         (326,755)       1,227,491
  Redemptions .....................................         (56,910)        (148,660)        (592,153)        (408,984)
  Annual contract maintenance charge (note 2) .....               -                -              (11)               -
  Contingent deferred sales charges (note 2) ......               -                -                -                -
  Adjustments to maintain reserves ................              61              778             (373)             769
                                                          ---------        ---------        ---------        ---------
       Net equity transactions ....................         173,873        1,120,008          460,370        3,156,854

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         967,158        1,155,624          361,623        3,387,647
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       1,155,624                -        6,046,920        2,659,273
                                                          ---------        ---------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF YEAR................       2,122,782        1,155,624        6,408,543        6,046,920
                                                          =========        =========        =========        =========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                               MFSGrStk                         MFSGrOpp
                                                     ----------------------------      --------------------------
                                                         1999             1998            1999            1998
                                                     ------------      ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $          -           3,357               -               -
  Mortality and expense charges (note 2) .........              -         (13,218)              -         (50,612)
  Administration charge (note 2):
           Tier I ................................              -          (3,786)              -          (7,564)
           Tier II ...............................              -            (577)              -          (4,456)
           Tier III ..............................              -            (217)              -          (2,056)
           Tier IV ...............................              -              (3)              -             (38)
           Tier V ................................              -          (2,376)              -          (9,935)
  Variable account fee (notes 2 and 5) ...........        (79,821)        (45,122)       (225,794)       (155,715)
                                                     ------------      ----------      ----------      ----------
     Net investment activity .....................        (79,821)        (61,942)       (225,794)       (230,376)

  Proceeds from mutual fund shares sold ..........        448,880         763,833       4,575,682       4,941,954
  Cost of mutual fund shares sold ................       (296,266)       (594,289)     (3,253,644)     (3,473,271)
                                                     ------------      ----------      ----------      ----------
     Realized gain (loss) on investments .........        152,614         169,544       1,322,038       1,468,683
  Change in unrealized gain (loss) on investments       2,851,692       1,977,242       5,720,649       2,631,079
                                                     ------------      ----------      ----------      ----------
     Net gain (loss) on investments ..............      3,004,306       2,146,786       7,042,687       4,099,762
                                                     ------------      ----------      ----------      ----------
  Reinvested capital gains .......................      1,069,028         835,048       3,953,068       3,810,336
                                                     ------------      ----------      ----------      ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........      3,993,513       2,919,892      10,769,961       7,679,722
                                                     ------------      ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .............................        399,106         938,045       1,856,148       3,001,332
  Transfers between funds ........................        214,593          49,079      (2,097,203)       (315,367)
  Redemptions ....................................       (380,737)       (652,945)     (2,288,039)     (2,525,453)
  Annual contract maintenance charge (note 2) ....           (443)           (489)            (22)              -
  Contingent deferred sales charges (note 2) .....            (98)           (185)              -               -
  Adjustments to maintain reserves ...............            (58)            180             249            (192)
                                                     ------------      ----------      ----------      ----------
       Net equity transactions ...................        232,363         333,685      (2,528,867)        160,320

NET CHANGE IN CONTRACT OWNERS' EQUITY.............      4,225,876       3,253,577       8,241,094       7,840,042
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR.........     10,458,588       7,205,011      35,666,943      27,826,901
                                                     ------------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF YEAR...............   $ 14,684,464      10,458,588      43,908,037      35,666,943
                                                     ============      ==========      ==========      ==========

                                                               MFSHiInc                          MSIEqGroB
                                                        -------------------------       --------------------------
                                                           1999           1998             1999             1998
                                                        ---------       ---------       ---------         --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        466,639         456,237              86              95
  Mortality and expense charges (note 2) .........              -          (7,916)              -               -
  Administration charge (note 2):
           Tier I ................................              -            (768)              -               -
           Tier II ...............................              -            (201)              -               -
           Tier III ..............................              -            (148)              -               -
           Tier IV ...............................              -               -               -               -
           Tier V ................................              -          (1,969)              -               -
  Variable account fee (notes 2 and 5) ...........        (30,832)        (25,707)         (4,572)            (45)
                                                        ---------       ---------       ---------          ------
     Net investment activity .....................        435,807         419,528          (4,486)             50

  Proceeds from mutual fund shares sold ..........      8,399,186       7,726,052       1,193,606             676
  Cost of mutual fund shares sold ................     (8,707,031)     (7,645,469)     (1,096,796)           (667)
                                                        ---------       ---------       ---------          ------
     Realized gain (loss) on investments .........       (307,845)         80,583          96,810               9
  Change in unrealized gain (loss) on investments         186,818        (532,483)        183,093           1,514
                                                        ---------       ---------       ---------          ------
     Net gain (loss) on investments ..............       (121,027)       (451,900)        279,903           1,523
                                                        ---------       ---------       ---------          ------
  Reinvested capital gains .......................              -               -         104,207           3,097
                                                        ---------       ---------       ---------          ------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........        314,780         (32,372)        379,624           4,670
                                                        ---------       ---------       ---------          ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .............................        654,031       2,601,573         664,758          25,975
  Transfers between funds ........................     (1,136,191)       (223,014)      1,067,742          67,174
  Redemptions ....................................       (405,027)       (931,136)        (75,897)              -
  Annual contract maintenance charge (note 2) ....             (4)              -              (2)              -
  Contingent deferred sales charges (note 2) .....              -               -               -               -
  Adjustments to maintain reserves ...............            (32)          2,885             (75)             82
                                                        ---------       ---------       ---------          ------
       Net equity transactions ...................       (887,223)      1,450,308       1,656,526          93,231

NET CHANGE IN CONTRACT OWNERS' EQUITY.............       (572,443)      1,417,936       2,036,150          97,901
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR.........      5,341,007       3,923,071          97,901               -
                                                        ---------       ---------       ---------          ------
CONTRACT OWNERS' EQUITY END OF YEAR...............      4,768,564       5,341,007       2,134,051          97,901
                                                        =========       =========       =========          ======



                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                NAATAggr                      NAATCons
                                                      --------------------------      ------------------------
                                                          1999           1998           1999             1998
                                                      -----------      ---------      ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     2,253            507         39,033          5,626
  Mortality and expense charges (note 2) ..........             -         (1,215)             -           (201)
  Administration charge (note 2):
           Tier I .................................             -           (890)             -            (28)
           Tier II ................................             -           (141)             -             (2)
           Tier III ...............................             -            (25)             -           (100)
           Tier IV ................................             -             (3)             -              -
           Tier V .................................             -              -              -              -
  Variable account fee (notes 2 and 5) ............       (22,045)       (13,433)        (8,500)        (1,900)
                                                      -----------      ---------      ---------        -------
     Net investment activity ......................       (19,792)       (15,200)        30,533          3,395

  Proceeds from mutual fund shares sold ...........     1,193,777        635,734      1,073,840        576,645
  Cost of mutual fund shares sold .................    (1,146,650)      (616,801)    (1,059,798)      (567,041)
                                                      -----------      ---------      ---------        -------
     Realized gain (loss) on investments ..........        47,127         18,933         14,042          9,604
  Change in unrealized gain (loss) on investments .       681,570        196,583        (13,838)        19,647
                                                      -----------      ---------      ---------        -------
     Net gain (loss) on investments ...............       728,697        215,516            204         29,251
                                                      -----------      ---------      ---------        -------
  Reinvested capital gains ........................       126,723              -         10,727              -
                                                      -----------      ---------      ---------        -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       835,628        200,316         41,464         32,646
                                                      -----------      ---------      ---------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     2,055,809      1,887,715        466,919        195,908
  Transfers between funds .........................    (1,211,032)     1,152,077        477,026        444,932
  Redemptions .....................................      (205,081)      (170,820)      (213,591)       (78,995)
  Annual contract maintenance charge (note 2) .....            (1)             -             (5)             -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................           532             47            (41)            (4)
                                                      -----------      ---------      ---------        -------
       Net equity transactions ....................       640,227      2,869,019        730,308        561,841

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     1,475,855      3,069,335        771,772        594,487
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     3,069,335              -        594,487              -
                                                      -----------      ---------      ---------        -------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 4,545,190      3,069,335      1,366,259        594,487
                                                      ===========      =========      =========        =======


                                                                 NAATMod                     NAATModAgg
                                                        ------------------------      ------------------------
                                                           1999           1998           1999          1998
                                                        ---------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        32,302          5,843         19,297          5,390
  Mortality and expense charges (note 2) ..........             -           (108)             -           (455)
  Administration charge (note 2):
           Tier I .................................             -            (62)             -           (270)
           Tier II ................................             -            (17)             -            (61)
           Tier III ...............................             -             (7)             -            (42)
           Tier IV ................................             -             (3)             -             (3)
           Tier V .................................             -              -              -              -
  Variable account fee (notes 2 and 5) ............       (17,716)        (5,098)       (14,664)        (6,084)
                                                        ---------      ---------      ---------      ---------
     Net investment activity ......................        14,586            548          4,633         (1,525)

  Proceeds from mutual fund shares sold ...........       789,952        336,223        791,086        464,789
  Cost of mutual fund shares sold .................      (728,876)      (348,924)      (757,478)      (466,292)
                                                        ---------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........        61,076        (12,701)        33,608         (1,503)
  Change in unrealized gain (loss) on investments .       300,514        147,065        419,268        102,054
                                                        ---------      ---------      ---------      ---------
     Net gain (loss) on investments ...............       361,590        134,364        452,876        100,551
                                                        ---------      ---------      ---------      ---------
  Reinvested capital gains ........................        38,471              -         53,998              -
                                                        ---------      ---------      ---------      ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       414,647        134,912        511,507         99,026
                                                        ---------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     1,367,867      1,292,678      2,045,368      1,191,358
  Transfers between funds .........................       341,331        469,169       (210,193)       379,175
  Redemptions .....................................      (296,410)      (126,526)      (356,611)       (93,431)
  Annual contract maintenance charge (note 2) .....            (5)             -            (15)             -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................           224             30            326             39
                                                        ---------      ---------      ---------      ---------
       Net equity transactions ....................     1,413,007      1,635,351      1,478,875      1,477,141

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     1,827,654      1,770,263      1,990,382      1,576,167
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     1,770,263              -      1,576,167              -
                                                        ---------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF YEAR................     3,597,917      1,770,263      3,566,549      1,576,167
                                                        =========      =========      =========      =========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                 NAATModCon                         NWBdFd
                                                      -----------------------------       -------------------------
                                                          1999               1998           1999            1998
                                                      ------------        ---------       --------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     24,323           5,191          16,073           8,729
  Mortality and expense charges (note 2) ..........              -             (73)              -            (177)
  Administration charge (note 2):
           Tier I .................................              -             (15)              -               -
           Tier II ................................              -              (1)              -               -
           Tier III ...............................              -             (33)              -               -
           Tier IV ................................              -               -               -               -
           Tier V .................................              -               -               -             (53)
  Variable account fee (notes 2 and 5) ............         (6,940)         (2,642)         (2,130)           (874)
                                                      ------------         -------         -------         -------
     Net investment activity ......................         17,383           2,427          13,943           7,625

  Proceeds from mutual fund shares sold ...........        499,502         126,322          37,555          32,175
  Cost of mutual fund shares sold .................       (467,195)       (122,914)        (36,522)        (30,850)
                                                      ------------         -------         -------         -------
     Realized gain (loss) on investments ..........         32,307           3,408           1,033           1,325
  Change in unrealized gain (loss) on investments .         38,816          53,826         (24,903)          2,630
                                                      ------------         -------         -------         -------
     Net gain (loss) on investments ...............         71,123          57,234         (23,870)          3,955
                                                      ------------         -------         -------         -------
  Reinvested capital gains ........................         14,911               -               -               -
                                                      ------------         -------         -------         -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        103,417          59,661          (9,927)         11,580
                                                      ------------         -------         -------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        501,423         345,421          23,536         173,475
  Transfers between funds .........................        (13,064)        511,458         (20,593)        (21,724)
  Redemptions .....................................        (57,023)        (41,109)         (6,255)           (840)
  Annual contract maintenance charge (note 2) .....              -               -               -               -
  Contingent deferred sales charges (note 2) ......              -               -               -               -
  Adjustments to maintain reserves ................            147              43              78             (84)
                                                      ------------         -------         -------         -------
       Net equity transactions ....................        431,483         815,813          (3,234)        150,827

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        534,900         875,474         (13,161)        162,407
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........        875,474               -         274,143         111,736
                                                      ------------         -------         -------         -------
CONTRACT OWNERS' EQUITY END OF YEAR................   $  1,410,374         875,474         260,982         274,143
                                                      ============         =======         =======         =======

                                                                NWFund                           NWGroFd
                                                       ---------------------------      --------------------------
                                                          1999            1998             1999            1998
                                                       -----------     -----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      1,444,718       1,275,418          27,043          14,337
  Mortality and expense charges (note 2) ..........              -        (162,460)              -         (18,865)
  Administration charge (note 2):
           Tier I .................................              -         (71,265)              -          (6,715)
           Tier II ................................              -         (20,611)              -          (2,143)
           Tier III ...............................              -          (8,929)              -            (475)
           Tier IV ................................              -          (2,770)              -            (992)
           Tier V .................................              -         (10,712)              -          (1,636)
  Variable account fee (notes 2 and 5) ............     (1,226,252)       (793,939)       (104,763)        (68,124)
                                                       -----------     -----------      ----------      ----------
     Net investment activity ......................        218,466         204,732         (77,720)        (84,613)

  Proceeds from mutual fund shares sold ...........     32,894,171       7,155,989       2,545,374       3,211,852
  Cost of mutual fund shares sold .................    (16,881,727)     (3,977,604)     (1,726,546)     (2,238,411)
                                                       -----------     -----------      ----------      ----------
     Realized gain (loss) on investments ..........     16,012,444       3,178,385         818,828         973,441
  Change in unrealized gain (loss) on investments .    (29,316,575)     21,386,876        (500,712)        746,981
                                                       -----------     -----------      ----------      ----------
     Net gain (loss) on investments ...............    (13,304,131)     24,565,261         318,116       1,720,422
                                                       -----------     -----------      ----------      ----------
  Reinvested capital gains ........................     11,449,667       7,428,131       1,888,142         688,315
                                                       -----------     -----------      ----------      ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........     (1,635,998)     32,198,124       2,128,538       2,324,124
                                                       -----------     -----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     53,421,212      59,228,416       1,895,426       2,626,268
  Transfers between funds .........................    (49,155,148)     35,685,404      (1,422,117)        (14,054)
  Redemptions .....................................    (13,489,833)    (13,470,684)     (1,072,682)     (1,150,765)
  Annual contract maintenance charge (note 2) .....         (1,149)         (1,070)            (40)              -
  Contingent deferred sales charges (note 2) ......         (1,616)         (1,062)              -               -
  Adjustments to maintain reserves ................         17,852           6,785             (51)             93
                                                       -----------     -----------      ----------      ----------
       Net equity transactions ....................     (9,208,682)     81,447,789        (599,464)      1,461,542

NET CHANGE IN CONTRACT OWNERS' EQUITY..............    (10,844,680)    113,645,913       1,529,074       3,785,666
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........    188,973,280      75,327,367      13,756,598       9,970,932
                                                       -----------     -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF YEAR................    178,128,600     188,973,280      15,285,672      13,756,598
                                                       ===========     ===========      ==========      ==========



                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                  NWMyMkt                           NWIndxFdY
                                                      ------------------------------       ----------------------------
                                                          1999               1998             1999              1998
                                                      -------------       ----------       ----------         ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   4,413,067        3,234,302           50,540            1,092
  Mortality and expense charges (note 2) ..........               -         (103,945)               -                -
  Administration charge (note 2):
           Tier I .................................               -          (33,864)               -                -
           Tier II ................................               -          (27,756)               -                -
           Tier III ...............................               -           (3,371)               -                -
           Tier IV ................................               -           (2,320)               -                -
           Tier V .................................               -           (6,062)               -                -
  Variable account fee (notes 2 and 5) ............        (574,091)        (356,313)         (38,313)            (272)
                                                      -------------       ----------       ----------          -------
     Net investment activity ......................       3,838,976        2,700,671           12,227              820

  Proceeds from mutual fund shares sold ...........     190,151,180      125,064,177        4,443,045           12,991
  Cost of mutual fund shares sold .................    (190,151,180)    (125,064,177)      (4,111,612)         (12,980)
                                                      -------------       ----------       ----------          -------
     Realized gain (loss) on investments ..........               -                -          331,433               11
  Change in unrealized gain (loss) on investments .               -                -          883,603           18,449
                                                      -------------       ----------       ----------          -------
     Net gain (loss) on investments ...............               -                -        1,215,036           18,460
                                                      -------------       ----------       ----------          -------
  Reinvested capital gains ........................               -                -           18,844                -
                                                      -------------       ----------       ----------          -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       3,838,976        2,700,671        1,246,107           19,280
                                                      -------------       ----------       ----------          -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      25,072,226       15,218,549        5,295,958           81,674
  Transfers between funds .........................      44,362,260        7,542,179        4,892,711          507,742
  Redemptions .....................................     (25,014,174)     (11,436,140)        (616,810)          (6,153)
  Annual contract maintenance charge (note 2) .....             (87)             (14)              (1)               -
  Contingent deferred sales charges (note 2) ......               -                -                -                -
  Adjustments to maintain reserves ................         146,813           17,615                5               91
                                                      -------------       ----------       ----------          -------
       Net equity transactions ....................      44,567,038       11,342,189        9,571,863          583,354

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      48,406,014       14,042,860       10,817,970          602,634
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      70,669,459       56,626,599          602,634                -
                                                      -------------       ----------       ----------          -------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 119,075,473       70,669,459       11,420,604          602,634
                                                      =============       ==========       ==========          =======

                                                                   NSATGvtBd                           NSATInc
                                                          --------------------------          ------------------------
                                                             1999             1998             1999            1998
                                                          ---------         --------          -------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          1,093              932            1,131                -
  Mortality and expense charges (note 2) ..........              -              (25)               -                -
  Administration charge (note 2):
           Tier I .................................              -              (23)               -                -
           Tier II ................................              -                -                -                -
           Tier III ...............................              -                -                -                -
           Tier IV ................................              -                -                -                -
           Tier V .................................              -                -                -                -
  Variable account fee (notes 2 and 5) ............           (191)            (114)             (45)               -
                                                            ------           ------          -------        ---------
     Net investment activity ......................            902              770            1,086                -

  Proceeds from mutual fund shares sold ...........             62               98            5,774                -
  Cost of mutual fund shares sold .................            (60)             (91)          (5,717)               -
                                                            ------           ------          -------        ---------
     Realized gain (loss) on investments ..........              2                7               57                -
  Change in unrealized gain (loss) on investments .         (1,605)             413           (1,912)               -
                                                            ------           ------          -------        ---------
     Net gain (loss) on investments ...............         (1,603)             420           (1,855)               -
                                                            ------           ------          -------        ---------
  Reinvested capital gains ........................             40               93                -                -
                                                            ------           ------          -------        ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........           (661)           1,283             (769)               -
                                                            ------           ------          -------        ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          1,851            3,575            3,064                -
  Transfers between funds .........................              -                -          110,496                -
  Redemptions .....................................              -             (188)          (1,000)               -
  Annual contract maintenance charge (note 2) .....            (12)             (12)               -                -
  Contingent deferred sales charges (note 2) ......              -                -                -                -
  Adjustments to maintain reserves ................             (2)               -               (3)               -
                                                            ------           ------          -------        ---------
       Net equity transactions ....................          1,837            3,375          112,557                -

NET CHANGE IN CONTRACT OWNERS' EQUITY..............          1,176            4,658          111,788                -
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........         19,439           14,781                -                -
                                                            ------           ------          -------        ---------
CONTRACT OWNERS' EQUITY END OF YEAR................         20,615           19,439          111,788                -
                                                            ======           ======          =======        =========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                              NSATMyMkt                   NSATSmCo
                                                      -------------------------    -----------------------
                                                         1999           1998         1999          1998
                                                      ----------      ---------    ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    4,903         1,928             -             -
  Mortality and expense charges (note 2) ..........            -           (25)            -        (1,113)
  Administration charge (note 2):
           Tier I .................................            -           (22)            -          (458)
           Tier II ................................            -             -             -          (337)
           Tier III ...............................            -             -             -           (85)
           Tier IV ................................            -             -             -           (17)
           Tier V .................................            -             -             -             -
  Variable account fee (notes 2 and 5) ............         (981)         (319)      (25,995)      (13,276)
                                                      ----------        ------     ---------     ---------
     Net investment activity ......................        3,922         1,562       (25,995)      (15,286)

  Proceeds from mutual fund shares sold ...........          741         1,610     3,384,480     2,561,737
  Cost of mutual fund shares sold .................         (741)       (1,610)   (3,030,189)   (2,738,916)
                                                      ----------        ------     ---------     ---------
     Realized gain (loss) on investments ..........            -             -       354,291      (177,179)
  Change in unrealized gain (loss) on investments .            -             -     1,035,137       283,712
                                                      ----------        ------     ---------     ---------
     Net gain (loss) on investments ...............            -             -     1,389,428       106,533
                                                      ----------        ------     ---------     ---------
  Reinvested capital gains ........................            -             -       207,545             -
                                                      ----------        ------     ---------     ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        3,922         1,562     1,570,978        91,247
                                                      ----------        ------     ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        8,380         9,243     1,348,224     1,668,534
  Transfers between funds .........................       33,546        56,989      (891,541)    1,950,841
  Redemptions .....................................            -             -      (182,952)     (173,431)
  Annual contract maintenance charge (note 2) .....            -             -            (7)            -
  Contingent deferred sales charges (note 2) ......            -             -             -             -
  Adjustments to maintain reserves ................            2            12         5,420         1,142
                                                      ----------        ------     ---------     ---------
       Net equity transactions ....................       41,928        66,244       279,144     3,447,086

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       45,850        67,806     1,850,122     3,538,333
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       76,159         8,353     3,538,333             -
                                                      ----------        ------     ---------     ---------
CONTRACT OWNERS' EQUITY END OF YEAR................   $  122,009        76,159     5,388,455     3,538,333
                                                      ==========        ======     =========     =========

                                                              NSATTotRe                    NBAMTGro
                                                       ------------------------     -----------------------
                                                         1999           1998          1999           1998
                                                       ---------      ---------     ---------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        1,017         1,442             -             -
  Mortality and expense charges (note 2) ..........            -          (226)            -           (46)
  Administration charge (note 2):
           Tier I .................................            -          (203)            -           (42)
           Tier II ................................            -             -             -             -
           Tier III ...............................            -             -             -             -
           Tier IV ................................            -             -             -             -
           Tier V .................................            -             -             -             -
  Variable account fee (notes 2 and 5) ............       (1,490)         (898)         (398)         (179)
                                                         -------       -------        ------        ------
     Net investment activity ......................         (473)          115          (398)         (267)

  Proceeds from mutual fund shares sold ...........        8,489        12,829             -         7,379
  Cost of mutual fund shares sold .................       (4,821)       (6,994)            -        (7,320)
                                                         -------       -------        ------        ------
     Realized gain (loss) on investments ..........        3,668         5,835             -            59
  Change in unrealized gain (loss) on investments .         (306)       10,427        19,846        (2,595)
                                                         -------       -------        ------        ------
     Net gain (loss) on investments ...............        3,362        16,262        19,846        (2,536)
                                                         -------       -------        ------        ------
  Reinvested capital gains ........................        6,072         5,748         1,957         7,561
                                                         -------       -------        ------        ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        8,961        22,125        21,405         4,758
                                                         -------       -------        ------        ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       13,141         8,798         9,572         9,567
  Transfers between funds .........................       (5,136)            -             -             -
  Redemptions .....................................            -       (12,584)            -        (7,559)
  Annual contract maintenance charge (note 2) .....          (11)          (12)            -             -
  Contingent deferred sales charges (note 2) ......            -             -             -             -
  Adjustments to maintain reserves ................            1             2             2             1
                                                         -------       -------        ------        ------
       Net equity transactions ....................        7,995        (3,796)        9,574         2,009

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       16,956        18,329        30,979         6,767
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      147,600       129,271        35,004        28,237
                                                         -------       -------        ------        ------
CONTRACT OWNERS' EQUITY END OF YEAR................      164,556       147,600        65,983        35,004
                                                         =======       =======        ======        ======



                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                             NBAMTLMat                     NBAMTPart
                                                      -------------------------      ----------------------
                                                         1999            1998          1999         1998
                                                      ----------       --------      --------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      639           554           757           142
  Mortality and expense charges (note 2) ..........            -           (15)            -           (63)
  Administration charge (note 2):
           Tier I .................................            -           (13)            -           (56)
           Tier II ................................            -             -             -             -
           Tier III ...............................            -             -             -             -
           Tier IV ................................            -             -             -             -
           Tier V .................................            -             -             -             -
  Variable account fee (notes 2 and 5) ............         (116)          (65)         (638)         (325)
                                                      ----------        ------        ------        ------
     Net investment activity ......................          523           461           119          (302)

  Proceeds from mutual fund shares sold ...........            -             -        13,104         1,445
  Cost of mutual fund shares sold .................            -             -        (8,286)         (670)
                                                      ----------        ------        ------        ------
     Realized gain (loss) on investments ..........            -             -         4,818           775
  Change in unrealized gain (loss) on investments .         (458)         (144)       (2,549)       (3,210)
                                                      ----------        ------        ------        ------
     Net gain (loss) on investments ...............         (458)         (144)        2,269        (2,435)
                                                      ----------        ------        ------        ------
  Reinvested capital gains ........................            -             -         1,317         4,468
                                                      ----------        ------        ------        ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........           65           317         3,705         1,731
                                                      ----------        ------        ------        ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        1,801         2,375        17,450        30,030
  Transfers between funds .........................            -             -        (6,328)        3,872
  Redemptions .....................................            -             -        (5,432)       (1,397)
  Annual contract maintenance charge (note 2) .....            -             -             -             -
  Contingent deferred sales charges (note 2) ......            -             -             -             -
  Adjustments to maintain reserves ................            1             -           (20)           (1)
                                                      ----------        ------        ------        ------
       Net equity transactions ....................        1,802         2,375         5,670        32,504

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        1,867         2,692         9,375        34,235
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       11,132         8,440        63,666        29,431
                                                      ----------        ------        ------        ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $   12,999        11,132        73,041        63,666
                                                      ==========        ======        ======        ======

                                                               NBGuard                     NBManhFd
                                                       -----------------------      ----------------------
                                                          1999         1998            1999          1998
                                                       ---------     ---------      ---------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       11,390         8,655             -             -
  Mortality and expense charges (note 2) ..........            -        (1,980)            -          (217)
  Administration charge (note 2):
           Tier I .................................            -          (393)            -          (195)
           Tier II ................................            -             -             -             -
           Tier III ...............................            -             -             -             -
           Tier IV ................................            -             -             -             -
           Tier V .................................            -          (463)            -             -
  Variable account fee (notes 2 and 5) ............       (7,330)       (6,774)       (2,552)       (1,138)
                                                       ---------     ---------       -------       -------
     Net investment activity ......................        4,060          (955)       (2,552)       (1,550)

  Proceeds from mutual fund shares sold ...........      944,413     1,760,387        27,520         4,438
  Cost of mutual fund shares sold .................     (916,829)   (2,068,736)      (27,741)       (4,754)
                                                       ---------     ---------       -------       -------
     Realized gain (loss) on investments ..........       27,584      (308,349)         (221)         (316)
  Change in unrealized gain (loss) on investments .     (265,166)       72,024       104,159        18,278
                                                       ---------     ---------       -------       -------
     Net gain (loss) on investments ...............     (237,582)     (236,325)      103,938        17,962
                                                       ---------     ---------       -------       -------
  Reinvested capital gains ........................      335,583       228,090        25,314        16,709
                                                       ---------     ---------       -------       -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      102,061        (9,190)      126,700        33,121
                                                       ---------     ---------       -------       -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      508,076     1,175,835         7,615       103,867
  Transfers between funds .........................     (534,845)     (425,526)       (6,691)         (255)
  Redemptions .....................................     (106,376)     (220,657)       (5,359)       (3,629)
  Annual contract maintenance charge (note 2) .....            -             -             -             -
  Contingent deferred sales charges (note 2) ......            -             -             4            (4)
  Adjustments to maintain reserves ................           (6)         (850)            1             -
                                                       ---------     ---------       -------       -------
       Net equity transactions ....................     (133,151)      528,802        (4,430)       99,979

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      (31,090)      519,612       122,270       133,100
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........    1,503,941       984,329       257,916       124,816
                                                       ---------     ---------       -------       -------
CONTRACT OWNERS' EQUITY END OF YEAR................    1,472,851     1,503,941       380,186       257,916
                                                       =========     =========       =======       =======

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                              NBPartFd                   NBGuardTr
                                                      -----------------------      ---------------------
                                                         1999         1998           1999         1998
                                                      ----------   ----------      --------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        -            -             -            -
  Mortality and expense charges (note 2) ..........            -       (1,836)            -          (28)
  Administration charge (note 2):
           Tier I .................................            -       (1,652)            -          (25)
           Tier II ................................            -            -             -            -
           Tier III ...............................            -            -             -            -
           Tier IV ................................            -            -             -            -
           Tier V .................................            -            -             -            -
  Variable account fee (notes 2 and 5) ............            -            -             -            -
                                                      ----------   ----------      --------      -------
     Net investment activity ......................            -       (3,488)            -          (53)

  Proceeds from mutual fund shares sold ...........            -    2,754,448             -       68,479
  Cost of mutual fund shares sold .................            -   (2,803,651)            -      (63,557)
                                                      ----------   ----------      --------      -------
     Realized gain (loss) on investments ..........            -      (49,203)            -        4,922
  Change in unrealized gain (loss) on investments .            -      210,691             -            -
                                                      ----------   ----------      --------      -------
     Net gain (loss) on investments ...............            -      161,488             -        4,922
                                                      ----------   ----------      --------      -------
  Reinvested capital gains ........................            -            -             -            -
                                                      ----------   ----------      --------      -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........            -      158,000             -        4,869
                                                      ----------   ----------      --------      -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................            -      363,321             -       33,268
  Transfers between funds .........................            -      245,865             -       27,513
  Redemptions .....................................            -   (2,766,371)            -      (65,651)
  Annual contract maintenance charge (note 2) .....            -            -             -            -
  Contingent deferred sales charges (note 2) ......            -            -             -            -
  Adjustments to maintain reserves ................            -           41             -            1
                                                      ----------   ----------      --------      -------
       Net equity transactions ....................            -   (2,157,144)            -       (4,869)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............            -   (1,999,144)            -            -
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........            -    1,999,144             -            -
                                                      ----------   ----------      --------      -------
CONTRACT OWNERS' EQUITY END OF YEAR................   $        -            -             -            -
                                                      ==========   ==========      ========      =======

                                                              NBPartTr                    PrBalY
                                                       ----------------------      ---------------------
                                                         1999          1998         1999           1998
                                                       -------       --------      -------        ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      1,756             -         9,807           101
  Mortality and expense charges (note 2) ..........          -             -             -             -
  Administration charge (note 2):
           Tier I .................................          -             -             -             -
           Tier II ................................          -             -             -             -
           Tier III ...............................          -             -             -             -
           Tier IV ................................          -             -             -             -
           Tier V .................................          -             -             -             -
  Variable account fee (notes 2 and 5) ............       (977)           (4)       (2,044)          (25)
                                                       -------        ------       -------        ------
     Net investment activity ......................        779            (4)        7,763            76

  Proceeds from mutual fund shares sold ...........    179,412        14,303       159,910         1,150
  Cost of mutual fund shares sold .................   (172,997)      (14,138)     (153,742)       (1,099)
                                                       -------        ------       -------        ------
     Realized gain (loss) on investments ..........      6,415           165         6,168            51
  Change in unrealized gain (loss) on investments .    (13,932)            6         5,245         1,222
                                                       -------        ------       -------        ------
     Net gain (loss) on investments ...............     (7,517)          171        11,413         1,273
                                                       -------        ------       -------        ------
  Reinvested capital gains ........................     11,549           120        10,302             -
                                                       -------        ------       -------        ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      4,811           287        29,478         1,349
                                                       -------        ------       -------        ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     84,266         4,656       160,789        27,624
  Transfers between funds .........................     57,222        41,930       362,027        26,228
  Redemptions .....................................     (3,539)            -       (19,468)            -
  Annual contract maintenance charge (note 2) .....          -             -             -             -
  Contingent deferred sales charges (note 2) ......          -             -             -             -
  Adjustments to maintain reserves ................         74           (30)           (3)           23
                                                       -------        ------       -------        ------
       Net equity transactions ....................    138,023        46,556       503,345        53,875

NET CHANGE IN CONTRACT OWNERS' EQUITY..............    142,834        46,843       532,823        55,224
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     46,843             -        55,224             -
                                                       -------        ------       -------        ------
CONTRACT OWNERS' EQUITY END OF YEAR................    189,677        46,843       588,047        55,224
                                                       =======        ======       =======        ======


                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                  PrIntY                      PrLgCapGrY
                                                      ---------------------------     -------------------------
                                                          1999              1998        1999             1998
                                                      -----------        --------     ---------        --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $       895              -              -              -
  Mortality and expense charges (note 2) ..........             -              -              -              -
  Administration charge (note 2):
           Tier I .................................             -              -              -              -
           Tier II ................................             -              -              -              -
           Tier III ...............................             -              -              -              -
           Tier IV ................................             -              -              -              -
           Tier V .................................             -              -              -              -
  Variable account fee (notes 2 and 5) ............        (1,004)           (12)        (5,595)           (32)
                                                      -----------         ------      ---------         ------
     Net investment activity ......................          (109)           (12)        (5,595)           (32)

  Proceeds from mutual fund shares sold ...........     1,301,157          1,317        181,015         15,581
  Cost of mutual fund shares sold .................    (1,284,895)        (1,294)      (153,789)       (14,964)
                                                      -----------         ------      ---------         ------
     Realized gain (loss) on investments ..........        16,262             23         27,226            617
  Change in unrealized gain (loss) on investments .        30,168            618        368,347          3,881
                                                      -----------         ------      ---------         ------
     Net gain (loss) on investments ...............        46,430            641        395,573          4,498
                                                      -----------         ------      ---------         ------
  Reinvested capital gains ........................         3,286              -         29,922              -
                                                      -----------         ------      ---------         ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        49,607            629        419,900          4,466
                                                      -----------         ------      ---------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       159,508          3,159      1,298,228         21,069
  Transfers between funds .........................       128,242         15,229        693,977         38,378
  Redemptions .....................................        (3,920)             -       (101,819)             -
  Annual contract maintenance charge (note 2) .....             -              -              -              -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................           (12)             1            885            311
                                                      -----------         ------      ---------         ------
       Net equity transactions ....................       283,818         18,389      1,891,271         59,758

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       333,425         19,018      2,311,171         64,224
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........        19,018              -         64,224              -
                                                      -----------         ------      ---------         ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $   352,443         19,018      2,375,395         64,224
                                                      ===========         ======      =========         ======

                                                               PrLgCpValY                    PrSmCapY
                                                         ----------------------      ------------------------
                                                           1999           1998         1999             1998
                                                         --------       -------      ---------         ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        1,105             25            952             25
  Mortality and expense charges (note 2) ..........            -              -              -              -
  Administration charge (note 2):
           Tier I .................................            -              -              -              -
           Tier II ................................            -              -              -              -
           Tier III ...............................            -              -              -              -
           Tier IV ................................            -              -              -              -
           Tier V .................................            -              -              -              -
  Variable account fee (notes 2 and 5) ............         (701)            (6)        (2,960)           (17)
                                                         -------         ------      ---------         ------
     Net investment activity ......................          404             19         (2,008)             8

  Proceeds from mutual fund shares sold ...........      246,811              -        776,552          1,003
  Cost of mutual fund shares sold .................     (249,640)             -       (745,937)          (960)
                                                         -------         ------      ---------         ------
     Realized gain (loss) on investments ..........       (2,829)             -         30,615             43
  Change in unrealized gain (loss) on investments .      (15,619)           242        124,204          1,880
                                                         -------         ------      ---------         ------
     Net gain (loss) on investments ...............      (18,448)           242        154,819          1,923
                                                         -------         ------      ---------         ------
  Reinvested capital gains ........................          879              -          8,854              -
                                                         -------         ------      ---------         ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      (17,165)           261        161,665          1,931
                                                         -------         ------      ---------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      149,030            997        608,531          6,201
  Transfers between funds .........................       88,235          9,117        424,083         32,130
  Redemptions .....................................       (1,220)             -         (6,433)             -
  Annual contract maintenance charge (note 2) .....            -              -              -              -
  Contingent deferred sales charges (note 2) ......            -              -              -              -
  Adjustments to maintain reserves ................          (13)            29           (466)            (9)
                                                         -------         ------      ---------         ------
       Net equity transactions ....................      236,032         10,143      1,025,715         38,322

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      218,867         10,404      1,187,380         40,253
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       10,404              -         40,253              -
                                                         -------         ------      ---------         ------
CONTRACT OWNERS' EQUITY END OF YEAR................      229,271         10,404      1,227,633         40,253
                                                         =======         ======      =========         ======

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                 OppGlob                        PutInvFd
                                                     ----------------------------     ---------------------------
                                                         1999              1998          1999             1998
                                                     ------------       ---------     -----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $     17,706             382               -               -
  Mortality and expense charges (note 2) .........              -               -               -         (85,320)
  Administration charge (note 2):
           Tier I ................................              -               -               -         (14,831)
           Tier II ...............................              -               -               -          (3,668)
           Tier III ..............................              -               -               -            (942)
           Tier IV ...............................              -               -               -             (62)
           Tier V ................................              -               -               -         (18,760)
  Variable account fee (notes 2 and 5) ...........        (10,455)            (37)       (506,257)       (298,201)
                                                     ------------         -------     -----------      ----------
     Net investment activity .....................          7,251             345        (506,257)       (421,784)

  Proceeds from mutual fund shares sold ..........        641,405           5,723      11,770,726       6,828,788
  Cost of mutual fund shares sold ................       (571,639)         (6,015)     (5,690,685)     (4,492,724)
                                                     ------------         -------     -----------      ----------
     Realized gain (loss) on investments .........         69,766            (292)      6,080,041       2,336,064
  Change in unrealized gain (loss) on investments         729,439             456      16,970,884      13,802,953
                                                     ------------         -------     -----------      ----------
     Net gain (loss) on investments ..............        799,205             164      23,050,925      16,139,017
                                                     ------------         -------     -----------      ----------
  Reinvested capital gains .......................        204,712           2,941         677,043       1,853,165
                                                     ------------         -------     -----------      ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........      1,011,168           3,450      23,221,711      17,570,398
                                                     ------------         -------     -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .............................        808,122          17,726      13,741,363      14,227,151
  Transfers between funds ........................      2,022,642         118,096      (2,349,986)      2,036,253
  Redemptions ....................................        (29,086)              -      (6,965,030)     (4,706,872)
  Annual contract maintenance charge (note 2) ....             (1)              -            (779)           (837)
  Contingent deferred sales charges (note 2) .....              -               -            (411)           (321)
  Adjustments to maintain reserves ...............            (25)             36             (28)          1,034
                                                     ------------         -------     -----------      ----------
       Net equity transactions ...................      2,801,652         135,858       4,425,129      11,556,408

NET CHANGE IN CONTRACT OWNERS' EQUITY.............      3,812,820         139,308      27,646,840      29,126,806
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR.........        139,308               -      74,110,450      44,983,644
                                                     ------------         -------     -----------      ----------
CONTRACT OWNERS' EQUITY END OF YEAR...............   $  3,952,128         139,308     101,757,290      74,110,450
                                                     ============         =======     ===========      ==========

                                                                PutVoyFd                         SEI500Ix
                                                     ----------------------------     ---------------------------
                                                           1999            1998            1999            1998
                                                       -----------     -----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................               -               -         746,637         362,899
  Mortality and expense charges (note 2) .........               -        (252,564)              -         (37,050)
  Administration charge (note 2):
           Tier I ................................               -        (140,670)              -            (936)
           Tier II ...............................               -         (37,138)              -            (341)
           Tier III ..............................               -         (13,406)              -               -
           Tier IV ...............................               -          (6,144)              -               -
           Tier V ................................               -          (3,642)              -         (10,675)
  Variable account fee (notes 2 and 5) ...........      (2,093,710)     (1,017,243)       (288,313)       (151,150)
                                                       -----------     -----------      ----------      ----------
     Net investment activity .....................      (2,093,710)     (1,470,807)        458,324         162,747

  Proceeds from mutual fund shares sold ..........       6,679,291       2,943,852      12,522,344       6,687,829
  Cost of mutual fund shares sold ................      (3,152,859)     (1,717,411)     (8,972,811)     (5,220,572)
                                                       -----------     -----------      ----------      ----------
     Realized gain (loss) on investments .........       3,526,432       1,226,441       3,549,533       1,467,257
  Change in unrealized gain (loss) on investments       90,547,953      22,821,764       6,245,625       5,210,894
                                                       -----------     -----------      ----------      ----------
     Net gain (loss) on investments ..............      94,074,385      24,048,205       9,795,158       6,678,151
                                                       -----------     -----------      ----------      ----------
  Reinvested capital gains .......................      31,460,845      13,977,317         461,005         365,867
                                                       -----------     -----------      ----------      ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........     123,441,520      36,554,715      10,714,487       7,206,765
                                                       -----------     -----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .............................      45,178,472      51,708,613      22,356,669      21,490,017
  Transfers between funds ........................       7,609,491      (6,170,941)        703,191       3,560,351
  Redemptions ....................................     (13,955,134)    (11,182,910)     (7,441,412)     (5,241,962)
  Annual contract maintenance charge (note 2) ....            (312)              -               -               -
  Contingent deferred sales charges (note 2) .....          (2,230)             (4)            (32)              -
  Adjustments to maintain reserves ...............           4,376           9,322             647             506
                                                       -----------     -----------      ----------      ----------
       Net equity transactions ...................      38,834,663      34,364,080      15,619,063      19,808,912

NET CHANGE IN CONTRACT OWNERS' EQUITY.............     162,276,183      70,918,795      26,333,550      27,015,677
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR.........     208,797,858     137,879,063      42,273,711      15,258,034
                                                       -----------     -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF YEAR...............     371,074,041     208,797,858      68,607,261      42,273,711
                                                       ===========     ===========      ==========      ==========


                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998



                                                                SelGroFd                     TRIntStk
                                                      --------------------------     -------------------------
                                                          1999           1998           1999            1998
                                                      -----------      ---------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $         -          5,032        311,892        521,061
  Mortality and expense charges (note 2) ..........             -         (5,110)             -        (52,439)
  Administration charge (note 2):
           Tier I .................................             -         (1,877)             -        (21,726)
           Tier II ................................             -           (192)             -         (5,357)
           Tier III ...............................             -           (122)             -         (1,917)
           Tier IV ................................             -             (6)             -           (951)
           Tier V .................................             -           (770)             -         (4,810)
  Variable account fee (notes 2 and 5) ............       (27,550)       (17,203)      (296,977)      (181,636)
                                                      -----------      ---------     ----------     ----------
     Net investment activity ......................       (27,550)       (20,248)        14,915        252,225

  Proceeds from mutual fund shares sold ...........       257,122        297,835     50,062,337     31,774,044
  Cost of mutual fund shares sold .................      (169,380)      (221,285)   (46,248,187)   (30,649,976)
                                                      -----------      ---------     ----------     ----------
     Realized gain (loss) on investments ..........        87,742         76,550      3,814,150      1,124,068
  Change in unrealized gain (loss) on investments .       531,420        571,477      6,402,878      2,514,226
                                                      -----------      ---------     ----------     ----------
     Net gain (loss) on investments ...............       619,162        648,027     10,217,028      3,638,294
                                                      -----------      ---------     ----------     ----------
  Reinvested capital gains ........................       456,540        331,423      2,183,241        828,961
                                                      -----------      ---------     ----------     ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........     1,048,152        959,202     12,415,184      4,719,480
                                                      -----------      ---------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       130,711        145,949      6,494,567      9,017,358
  Transfers between funds .........................      (106,218)      (100,050)    (4,601,518)    (4,932,049)
  Redemptions .....................................      (138,344)      (198,476)    (2,073,321)    (2,532,969)
  Annual contract maintenance charge (note 2) .....          (370)          (366)           (50)             -
  Contingent deferred sales charges (note 2) ......          (212)          (131)          (278)             -
  Adjustments to maintain reserves ................            (5)           (79)         1,467          3,925
                                                      -----------      ---------     ----------     ----------
       Net equity transactions ....................      (114,438)      (153,153)      (179,133)     1,556,265

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       933,714        806,049     12,236,051      6,275,745
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     3,659,593      2,853,544     36,489,979     30,214,234
                                                      -----------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 4,593,307      3,659,593     48,726,030     36,489,979
                                                      ===========      =========     ==========     ==========

                                                                 TemForFd                     TemGISmCo
                                                        -------------------------      -----------------------
                                                           1999           1998           1999           1998
                                                        ----------     ----------      ---------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      2,263,940      1,717,754              -             -
  Mortality and expense charges (note 2) ..........              -       (132,310)             -          (201)
  Administration charge (note 2):
           Tier I .................................              -        (77,451)             -           393
           Tier II ................................              -        (22,334)             -             -
           Tier III ...............................              -         (5,316)             -             -
           Tier IV ................................              -         (2,176)             -             -
           Tier V .................................              -         (1,211)             -          (191)
  Variable account fee (notes 2 and 5) ............       (472,797)      (381,394)             -             -
                                                        ----------     ----------      ---------      --------
     Net investment activity ......................      1,791,143      1,095,562              -             1

  Proceeds from mutual fund shares sold ...........     47,659,979     26,694,944              -             -
  Cost of mutual fund shares sold .................    (51,043,853)   (25,001,333)             -             -
                                                        ----------     ----------      ---------      --------
     Realized gain (loss) on investments ..........     (3,383,874)     1,693,611              -             -
  Change in unrealized gain (loss) on investments .     23,027,027    (11,318,099)             -             -
                                                        ----------     ----------      ---------      --------
     Net gain (loss) on investments ...............     19,643,153     (9,624,488)             -             -
                                                        ----------     ----------      ---------      --------
  Reinvested capital gains ........................        675,137      5,054,162              -             -
                                                        ----------     ----------      ---------      --------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........     22,109,433     (3,474,764)             -             1
                                                        ----------     ----------      ---------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     10,745,043     16,189,377              -             -
  Transfers between funds .........................     (8,533,314)   (22,661,049)             -             -
  Redemptions .....................................     (3,441,970)    (7,971,478)             -             -
  Annual contract maintenance charge (note 2) .....           (115)             -              -             -
  Contingent deferred sales charges (note 2) ......              -              -              -             -
  Adjustments to maintain reserves ................          6,688         (5,084)             -            (1)
                                                        ----------     ----------      ---------      --------
       Net equity transactions ....................     (1,223,668)   (14,448,234)             -            (1)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     20,885,765    (17,922,998)             -             -
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     62,795,999     80,718,997              -             -
                                                        ----------     ----------      ---------      --------
CONTRACT OWNERS' EQUITY END OF YEAR................     83,681,764     62,795,999              -             -
                                                        ==========     ==========      =========      ========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                WPEmGro
                                                      ---------------------------
                                                          1999             1998
                                                      -----------        --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $         -              -
  Mortality and expense charges (note 2) ..........             -            (10)
  Administration charge (note 2):
           Tier I .................................             -             (9)
           Tier II ................................             -              -
           Tier III ...............................             -              -
           Tier IV ................................             -              -
           Tier V .................................             -              -
  Variable account fee (notes 2 and 5) ............        (2,890)           (29)
                                                      -----------         ------
     Net investment activity ......................        (2,890)           (48)

  Proceeds from mutual fund shares sold ...........       317,121         51,701
  Cost of mutual fund shares sold .................      (282,446)       (49,825)
                                                      -----------         ------
     Realized gain (loss) on investments ..........        34,675          1,876
  Change in unrealized gain (loss) on investments .       147,158          5,218
                                                      -----------         ------
     Net gain (loss) on investments ...............       181,833          7,094
                                                      -----------         ------
  Reinvested capital gains ........................       121,883              -
                                                      -----------         ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       300,826          7,046
                                                      -----------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       258,652          5,190
  Transfers between funds .........................       679,591         89,747
  Redemptions .....................................       (36,854)       (43,768)
  Annual contract maintenance charge (note 2) .....             -              -
  Contingent deferred sales charges (note 2) ......             -              -
  Adjustments to maintain reserves ................          (104)            22
                                                      -----------         ------
       Net equity transactions ....................       901,285         51,191

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     1,202,111         58,237
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........        58,237              -
                                                      -----------         ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 1,260,348         58,237
                                                      ===========         ======

See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Participants in group flexible fund contracts may be invested in any of the following subaccounts:

              AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional
                Class (AIMCon)

              AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class
                (AIMWein)

              American Century: Income & Growth Fund (ACIncGro)

              American Century: Twentieth Century Growth Fund (ACTCGro)

              American Century: Twentieth Century International Discovery Fund
                (ACTCIntDis)

              American Century: Twentieth Century Select Fund (ACTCSel)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)

              The Bond Fund of America(SM), Inc. (BdFdAm)
                (not available for contracts issued on or after January 1, 1994)

              Brown Capital Management - Small Company Fund (BrnCapSmCo)

              Davis New York Venture Fund, Inc. - Class A (DNYVenFd)

              Delaware Group Decatur Fund, Inc. - Decatur Income Fund
                Institutional Class (DeDecInc) (not available for contracts issued on or after August 1, 1993)

              Dreyfus Appreciation Fund, Inc. (DryApp)

              Dreyfus Cash Management - Class A (DryCsMgt)

              Dreyfus Premier Midcap Stock - Class A (DryPreMCap)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)

              The Institutional Shares of Federated GNMA Trust (FedGNMA)

              Federated Investment Series Funds, Inc. - Federated Bond Fund -
                Class F (FedBdFd)

              Federated U.S. Government Securities Fund: 2-5 Years -
                Institutional Shares (FedUSGvt)

              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)

              Fidelity Advisors High Yield Fund - Class T (FAHiYld)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr) (not available for contracts issued on or after June 30, 1998)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Growth & Income Portfolio (FidGrInc)

              Fidelity Magellan(R) Fund (FidMgln) (not available for contracts issued on or after October 1, 1997)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Growth Fund of America(R), Inc. (GroFdAm)
                (not available for contracts issued on or after January 1, 1994)

              The Income Fund of America(R), Inc. (IncFdAm)
                (not available for contracts issued on or after January 1, 1994)

              INVESCO Dynamics Fund, Inc. (InvDynam)

              INVESCO Industrial Income Fund, Inc. (InvIndInc)

              INVESCO Total Return Fund (InvTotRet)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              Janus Worldwide Fund (JanWrldwde)

              MAS Funds - Fixed Income Portfolio (MASFIP)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio
                - Class B (MSIEqGroB)

              Portfolios of the Nationwide Asset Allocation Trust (NAAT) (managed for a fee by an affiliated investment advisor)
                NAAT - The Aggressive Portfolio (NAATAggr)
                NAAT - The Conservative Portfolio (NAATCons)
                NAAT - The Moderate Portfolio (NAATMod)
                NAAT - The Moderately Aggressive Portfolio (NAATModAgg) NAAT - The Moderately Conservative Portfolio (NAATModCon)

              Nationwide(R) Mutual Funds
              (managed for a fee by an affiliated investment advisor)
                Nationwide(R) Bond Fund - Class D (NWBdFd)
                Nationwide(R) Fund - Class D (NWFund)
                Nationwide(R) Growth Fund - Class D (NWGroFd) Nationwide(R) Money Market Fund (NWMyMkt) Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY) Prestige Balanced Fund - Class Y (PrBalY)
                Prestige International Fund - Class Y (PrIntY) Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY) Prestige Large Cap Value Fund - Class Y (PrLgCpValY) Prestige Small Cap Fund - Class Y (PrSmCapY)

              Nationwide(R) SAT - Income Fund (NSATInc)
              (managed for a fee by an affiliated investment advisor)

              Nationwide(R) SAT - Small Company Fund (NSATSmCo)
              (managed for a fee by an affiliated investment advisor)
                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

              Neuberger & Berman Equity Funds(R)- Guardian Fund (NBGuard)

              Neuberger & Berman Equity Funds(R)- Manhattan Fund (NBManhFd)

              Neuberger & Berman Equity Trust(R)- Partners Trust (NBPartTr)

              Oppenheimer Global Fund - Class A (OppGlob)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Strong Common Stock Fund, Inc. (StComStk)

              T. Rowe Price International Funds, Inc. - International Stock
                Fund(R)(TRIntStk)

              Templeton Foreign Fund - Class I (TemForFd)

              Templeton Global Smaller Companies Fund, Inc. - Class I
                (TemGlSmCo)

              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

       The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Fidelity Variable Insurance Products Fund I & II (Fidelity VIP);
                Fidelity VIP - Asset Manager Portfolio (FidVIPAM) Fidelity VIP - Equity-Income Portfolio (FidVIPEI) Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI) Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide(R) SAT - Capital Appreciation Fund (NSATCapAp) Nationwide(R) SAT - Government Bond Fund (NSATGvtBd) Nationwide(R) SAT - Money Market Fund (NSATMyMkt)
                Nationwide(R) SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         All of the above funds were being utilized as of December 31, 1999, except AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein), The Institutional Shares of Federated GNMA Trust (FedGNMA), Fidelity OTC Portfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), Janus Twenty Fund (Jan20Fd), Nationwide SAT - Capital Appreciation Fund (NSATCapAp), Strong Common Stock Fund, Inc. (StComStk) and Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo).

         The following funds were no longer available as of June 30, 1998:
         American Century: Twentieth Century International Growth Fund (ACTCIntlGr), The Institutional Shares of Federated GNMA Trust (FedGNMA), Neuberger & Berman Guardian Trust (NBGuardTr) and Neuberger & Berman Partners Fund (NBPartFd).

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Annuity Payout Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996 through April 30, 1998, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner as follows:

               Expense                                         Administration
                Tier                Assets (Millions)              Charge
              ---------              --------------             ------------
                 I                     Up to $10                    .45%
                 II                  Over $10 to $25                .40%
                 III                 Over $25 to $50                .30%
                 IV                 Over $50 to $150                .20%
                 V                      Over $150                   .15%

     The administration charge implemented on November 1, 1996 was based on the June 30, 1996 asset balance. Thereafter, the administrative charge was determined using the December 31 asset balance and became effective on the following May 1.

     Beginning May 1, 1998 the Company will assess a charge for a Variable Account Fee on all contracts outstanding. Under the terms of the contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the contracts. For the Company's contractual promise to accept these risks and expenses, the contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; (9) any recovery of any credits on initial transfers; and (10) any other factors which the Company deems relevant (see summary of variable account fees at Note 5).

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

    The following is a summary of contract owners' equity at December 31, 1999.

                                   ASSET                                                                       ANNUAL
                                  CHARGE            UNITS              UNIT VALUE               AMOUNT       RETURN(b)
                                  ------            -----              ----------               ------       ---------
AIM Equity Funds, Inc.-
   AIM Constellation Fund -
   Institutional Class  . . . . . . .0.40%             3,221,521       $ 3.951118       $        12,728,610        44%

American Century:
   Income & Growth Fund . . . . . . .0.80%             4,099,338         1.284360                 5,265,026        17%
                                     0.70%             1,121,163         1.285813                 1,441,606        17%
                                     0.55%               737,029         1.287995                   949,290        17%
                                     0.40%               498,580         1.290181                   643,258        17%
                                     0.35%               139,180         1.290910                   179,669        18%
                                     0.30%               146,747         1.291640                   189,544        18%
                                     0.25%               186,953         1.292371                   241,613        18%
                                     0.20%                21,046         1.293101                    27,215        18%
                                     0.15%               432,773         1.293832                   559,936        18%

American Century:
   Twentieth Century Growth Fund  . .0.95%             9,773,380        10.560508               103,211,858        33%
                                     0.90%             3,375,777        10.577210                35,706,302        33%
                                     0.80%             3,278,927        10.610693                34,791,688        34%
                                     0.65%             1,084,862        10.666614                11,571,804        34%
                                     0.60%               222,325        10.644483                 2,366,535        34%
                                     0.50%               721,853        10.616300                 7,663,408        34%
                                     0.40%             7,486,254        10.628738                79,569,432        34%
                                     0.35%               177,055        10.675688                 1,890,184        34%
                                     0.30%               269,370        10.678583                 2,876,490        34%

American Century:Twentieth Century
   International Discovery Fund . . .0.80%             3,037,882         2.028049                 6,160,974        87%
                                     0.70%             1,254,474         2.030338                 2,547,006        87%
                                     0.55%               739,410         2.033777                 1,503,795        88%
                                     0.40%               438,110         2.037221                   892,527        88%
                                     0.35%               125,081         2.038370                   254,961        88%
                                     0.30%                14,874         2.039521                    30,336        88%
                                     0.25%               498,602         2.040671                 1,017,483        88%
                                     0.20%                39,397         2.041822                    80,442        88%
                                     0.15%             4,889,042         2.042975                 9,988,191        88%

American Century:
   Twentieth Century Select Fund. . .0.95%                64,193         3.349715                   215,028        21%
                                     0.65%             1,330,720         3.361506                 4,473,223        21%

American Century:
   Twentieth Century Ultra Fund . . .0.95%            72,862,901         4.714664               343,524,096        40%
                                     0.90%            22,045,290         4.722120               104,100,505        40%
                                     0.80%            16,063,912         4.737067                76,095,827        40%
                                     0.65%            11,961,825         4.762030                56,962,570        41%
                                     0.60%             1,194,596         4.752151                 5,676,901        41%
                                     0.50%             2,603,337         4.739567                12,338,690        41%
                                     0.40%            27,413,248         4.745119               130,079,124        41%
                                     0.35%             1,308,709         4.766080                 6,237,412        41%
                                     0.30%               788,095         4.767375                 3,757,144        41%

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

                                     ASSET                                                              ANNUAL
                                    CHARGE          UNITS       UNIT VALUE             AMOUNT          RETURN(b)
                                    ------          -----       ----------             ------          ---------
American Century VP -
   American Century VP Balanced .....0.95%          13,585        1.887476              25,641            9%

American Century VP - American
   Century VP Capital Appreciation.. 0.95%          51,427        2.480278             127,553           63%

The Bond Fund of America(SM), Inc... 0.95%       3,406,302        2.461916           8,386,029            1%
                                     0.90%         948,592        2.465874           2,339,108            1%
                                     0.80%         762,842        2.473803           1,887,121            1%
                                     0.65%         284,552        2.487024             707,688            2%
                                     0.60%          99,564        2.481842             247,102            2%
                                     0.55%          63,570        2.479919             157,648            2%
                                     0.50%         113,337        2.475221             280,534            2%
                                     0.40%       1,342,293        2.478179           3,326,442            2%
                                     0.35%          29,454        2.489266              73,319            2%

Brown Capital Management -
   Small Company Fund .............  0.80%          41,331        1.348543              55,737           35%(a)
                                     0.70%           4,867        1.348878               6,565           35%(a)
                                     0.55%          27,813        1.349380              37,530           35%(a)
                                     0.40%          37,793        1.349883              51,016           35%(a)
                                     0.30%           8,181        1.350218              11,046           35%(a)
                                     0.25%           2,091        1.350386               2,824           35%(a)
                                     0.20%           6,584        1.350553               8,892           35%(a)

Davis New York Venture Fund, Inc -
   Class A ........................  0.90%         116,577        2.960004             345,068           17%

Delaware Group Decatur Fund Inc.-
   Decatur Income Fund
   Institutional Class ............  0.95%          48,219        3.061228             147,609            4%
                                     0.90%          22,390        3.066072              68,649            4%
                                     0.80%           3,294        3.075782              10,132            4%
                                     0.65%              26        3.072015                  80            4%
                                     0.60%           6,112        3.085589              18,859            4%
                                     0.35%             143        3.094647                 443            4%

Dreyfus Appreciation Fund, Inc...... 0.80%       2,360,495        1.178335           2,781,454            9%
                                     0.70%         633,725        1.179669             747,586            9%
                                     0.55%         527,407        1.181672             623,222            9%
                                     0.40%         148,798        1.183678             176,129           10%
                                     0.35%          77,549        1.184347              91,845           10%
                                     0.30%         161,641        1.185017             191,547           10%
                                     0.25%          57,224        1.185687              67,850           10%
                                     0.20%           5,899        1.186358               6,998           10%
                                     0.15%         133,319        1.187029             158,254           10%

Dreyfus Cash Management -
   Class A ......................... 0.90%         138,879        1.321023             183,462            4%

                                              ASSET                                                     ANNUAL
                                              CHARGE      UNITS           UNIT VALUE        AMOUNT    RETURN(b)
                                              ------      -----           ----------        ------    ---------
     Dreyfus Premier Midcap Stock -
        Class A.............................   0.80%      223,901            1.243793       278,486     10%
                                               0.70%       62,728            1.245200        78,109     10%
                                               0.55%       62,807            1.247314        78,340     10%
                                               0.40%       46,051            1.249431        57,538     10%
                                               0.35%          733            1.250137           916     10%
                                               0.30%        3,091            1.250844         3,866     10%
                                               0.25%       18,329            1.251552        22,940     10%
                                               0.20%        1,365            1.252259         1,709     10%
                                               0.15%      118,232            1.252967       148,141     10%

     Dreyfus S&P 500 Index Fund............    0.95%   33,167,813            1.840155    61,033,917     19%
                                               0.90%    8,433,585            1.842610    15,539,808     19%
                                               0.80%    6,741,003            1.847528    12,454,192     19%
                                               0.65%    7,202,634            1.846634    13,300,629     19%
                                               0.60%    1,329,208            1.853414     2,463,573     20%
                                               0.55%      347,168            1.852895       643,266     20%
                                               0.50%    1,939,404            1.849882     3,587,669     20%
                                               0.35%      717,794            1.858850     1,334,271     20%

     The Dreyfus Socially Responsible
        Growth Fund, Inc...................    0.95%       11,890            3.286639        39,078     29%

     Dreyfus Stock Index Fund..............    0.95%       58,848            3.206243       188,681     19%

     The Dreyfus Third Century Fund, Inc...    0.95%       40,022            5.872109       235,014     29%
                                               0.90%       26,205            5.881397       154,122     29%
                                               0.80%    5,741,865            5.900015    33,877,090     29%
                                               0.70%    1,624,322            5.918693     9,613,863     29%
                                               0.55%    1,079,203            5.899679     6,366,951     29%
                                               0.40%      946,827            5.910051     5,595,796     30%
                                               0.35%      261,622            5.942379     1,554,657     30%
                                               0.30%      147,027            5.937771       873,013     30%
                                               0.25%      184,580            5.920440     1,092,795     30%
                                               0.20%       34,885            5.952826       207,664     30%
                                               0.15%    3,233,255            5.927377    19,164,721     30%

     Evergreen Income And Growth Fund -
        Class Y............................    0.95%      575,792            2.744107     1,580,035     15%
                                               0.90%      203,892            2.748449       560,387     15%
                                               0.80%      139,239            2.757154       383,903     15%
                                               0.65%       16,372            2.771693        45,378     16%
                                               0.60%        3,198            2.765943         8,845     16%
                                               0.55%       52,484            2.763799       145,055     16%
                                               0.50%        8,510            2.758615        23,476     16%
                                               0.40%      365,065            2.761849     1,008,254     16%
                                               0.35%       13,462            2.774057        37,344     16%

     Federated Investment Series Fund, Inc.
        Federated Bond Fund - Class F......    0.80%      408,645            0.986932       403,305      3%
                                               0.70%       67,164            0.988049        66,361      3%
                                               0.55%    1,031,837            0.989728     1,021,238      3%
                                               0.40%       61,902            0.991409        61,370      3%
                                               0.35%          124            0.991970           123      3%
                                               0.20%          328            0.993656           326      3%
                                               0.15%       52,289            0.994218        51,987      2%

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   ASSET                                                       ANNUAL
                                                   CHARGE         UNITS        UNIT VALUE        AMOUNT       RETURN(b)
                                                   ------         -----        ----------        ------       ---------
Federated U.S.Government
   Securities Fund:2-5 Years -
   Institutional Shares.........................   0.95%       3,114,074        1.281395        3,990,359         1%
                                                   0.90%       1,073,320        1.283445        1,377,547         1%
                                                   0.80%         677,902        1.287550          872,833         1%
                                                   0.65%         519,878        1.286256          668,696         1%
                                                   0.60%          89,786        1.291685          115,975         1%
                                                   0.55%          95,731        1.290667          123,557         1%
                                                   0.50%          23,528        1.288688           30,320         1%
                                                   0.35%           1,804        1.295754            2,338         1%
Fidelity Advisor Growth Opportunities
   Fund - Class A...............................   0.80%       1,561,973        1.124760        1,756,845         3%
                                                   0.70%         393,614        1.126033          443,222         3%
                                                   0.55%         171,510        1.127945          193,454         4%
                                                   0.40%         100,819        1.129860          113,911         4%
                                                   0.35%          15,210        1.130500           17,195         4%
                                                   0.30%             918        1.131139            1,038         4%
                                                   0.25%          17,444        1.131779           19,743         4%
                                                   0.20%           2,559        1.132419            2,898         4%
                                                   0.15%          55,638        1.133060           63,041         4%
Fidelity Advisor High Yield Fund -
   Class T......................................   0.80%         451,076        1.144516          516,264         7%
                                                   0.70%         103,457        1.145866          118,548         8%
                                                   0.55%          36,883        1.147891           42,338         8%
                                                   0.40%           5,799        1.149917            6,668         8%
                                                   0.35%             306        1.150592              352         8%
                                                   0.30%             242        1.151268              279         8%
                                                   0.25%          42,423        1.151943           48,869         8%
                                                   0.20%              52        1.152619               60         8%
Fidelity Asset Manager(TM).....................    0.95%       3,890,385        1.963180        7,637,526        13%
                                                   0.90%         881,771        1.966286        1,733,814        13%
                                                   0.80%         712,331        1.972513        1,405,082        13%
                                                   0.65%         688,022        1.970094        1,355,468        13%
                                                   0.60%          51,663        1.978799          102,231        13%
                                                   0.55%          34,007        1.977265           67,241        13%
                                                   0.50%         278,360        1.973560          549,360        13%
                                                   0.35%          83,541        1.984605          165,796        13%
Fidelity Capital & Income Fund................     0.95%          73,052        5.414988          395,576        12%
                                                   0.90%          31,159        5.423649          168,995        12%
                                                   0.80%          42,613        5.440999          231,857        12%
                                                   0.65%          13,256        5.469896           72,509        12%
                                                   0.50%          10,392        5.445808           56,593        13%
                                                   0.40%          58,579        5.452661          319,411        13%
                                                   0.35%           3,640        5.456089           19,860        13%

                                                     ASSET                                                               ANNUAL
                                                    CHARGE       UNITS              UNIT VALUE       AMOUNT            RETURN(b)
                                                    ------       -----              ----------       ------            ---------
Fidelity Contrafund ...............................  0.95%         69,533,635         4.050734          281,662,259        24%
                                                     0.90%         18,837,816         4.057141           76,427,676        24%
                                                     0.80%         13,989,579         4.069987           56,937,405        24%
                                                     0.65%         10,947,667         4.091441           44,791,734        24%
                                                     0.60%          1,002,128         4.082951            4,091,640        24%
                                                     0.55%            584,972         4.079783            2,386,559        24%
                                                     0.50%          2,107,617         4.072136            8,582,503        24%
                                                     0.40%          7,939,844         4.076907           32,370,006        25%
                                                     0.35%            720,474         4.094921            2,950,284        25%

Fidelity Equity - Income Fund ....................   0.95%         16,073,617         8.164209          131,228,369         6%
                                                     0.90%          5,697,594         8.177127           46,589,950         6%
                                                     0.80%          4,320,699         8.203023           35,442,793         6%
                                                     0.65%          2,331,508         8.246273           19,226,251         6%
                                                     0.60%            160,208         8.229176            1,318,380         7%
                                                     0.55%             94,865         8.222803              780,056         7%
                                                     0.50%          1,365,387         8.207390           11,206,264         7%
                                                     0.40%          7,000,669         8.217016           57,524,609         7%
                                                     0.35%            270,892         8.253327            2,235,760         7%

Fidelity Growth & Income Portfolio ................  0.40%          6,969,605         3.611237           25,168,895        10%

Fidelity Magellan(R) Fund .........................  0.95%         51,113,926         3.901714          199,431,921        23%
                                                     0.90%         12,438,056         3.907885           48,606,492        23%
                                                     0.80%          9,379,290         3.920256           36,769,218        23%
                                                     0.65%          6,699,000         3.940918           26,400,210        23%
                                                     0.60%            760,113         3.932743            2,989,329        23%
                                                     0.55%            306,414         3.929695            1,204,114        23%
                                                     0.50%          2,413,022         3.922330            9,464,669        23%
                                                     0.40%         23,673,464         3.926927           92,963,965        24%
                                                     0.35%            533,977         3.944274            2,106,152        24%

Fidelity VIP - Asset Manager Portfolio.............  0.95%             33,479         1.884262               63,083        10%

Fidelity VIP - Equity Income Portfolio.............  0.95%            107,713         2.180834              234,904         5%

Fidelity VIP - Growth Portfolio....................  0.95%            102,768         3.571641              367,050        36%

Fidelity VIP - High Income Portfolio...............  0.95%             20,700         1.584412               32,797         7%

Fidelity VIP - Overseas Portfolio..................  0.95%             96,278         2.013540              193,860        41%

The Growth Fund of America(R), Inc.................  0.95%          3,020,836         6.372783           19,251,132        44%
                                                     0.90%            886,629         6.382860            5,659,229        44%
                                                     0.80%            665,341         6.403063            4,260,220        45%
                                                     0.65%            434,365         6.395199            2,777,851        45%
                                                     0.60%            188,240         6.423449            1,209,150        45%
                                                     0.55%             46,601         6.418466              299,107        45%
                                                     0.50%            219,394         6.406436            1,405,534        45%
                                                     0.35%             21,026         6.442272              135,455        45%

                                       41
                                                                    (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                             ASSET                                           ANNUAL
                                            CHARGE         UNITS         UNIT VALUE          AMOUNT          RETURN(b)
                                            ------         -----         ----------          ------          ---------

The Income Fund of America(R), Inc........   0.95%       4,114,668        2.822987        11,615,654            0%
                                             0.90%       1,042,018        2.827454         2,946,258            0%
                                             0.80%         982,366        2.836409         2,786,392            0%
                                             0.65%         278,766        2.832933           789,725            0%
                                             0.60%         182,127        2.845453           518,234            0%
                                             0.55%          46,183        2.843248           131,310            0%
                                             0.50%         241,490        2.837919           685,329            0%
                                             0.35%          25,458        2.853804            72,652            0%

INVESCO Dynamics Fund, Inc................   0.80%       6,813,160        1.998173        13,613,872           70%
                                             0.70%       2,368,456        2.000430         4,737,930           71%
                                             0.55%       1,832,664        2.003821         3,672,331           71%
                                             0.40%       1,083,453        2.007217         2,174,725           71%
                                             0.35%         228,782        2.008350           459,474           71%
                                             0.30%         222,915        2.009484           447,944           71%
                                             0.25%         720,542        2.010619         1,448,735           71%
                                             0.20%          90,653        2.011755           182,372           71%
                                             0.15%       8,448,102        2.012890        17,005,100           72%

INVESCO Industrial Income Fund, Inc.......   0.95%       7,365,327        2.655967        19,562,065           12%
                                             0.90%       1,747,453        2.660169         4,648,520           12%
                                             0.80%       1,289,279        2.668593         3,440,561           12%
                                             0.65%         843,299        2.665322         2,247,663           12%
                                             0.60%          96,777        2.677099           259,082           12%
                                             0.55%         151,879        2.675024           406,280           12%
                                             0.50%         171,754        2.670011           458,585           12%
                                             0.35%          60,051        2.684954           161,234           12%

INVESCO Total Return Fund ................   0.80%         757,252        1.001721           758,555            2%
                                             0.70%         221,032        1.002855           221,663            2%
                                             0.55%          68,424        1.004559            68,736            2%
                                             0.40%         102,981        1.006265           103,626            2%
                                             0.35%         155,683        1.006835           156,747            2%
                                             0.30%          11,842        1.007404            11,930            2%
                                             0.25%          48,323        1.007975            48,708            2%
                                             0.20%          24,666        1.008545            24,877            2%

Janus Fund ...............................   0.95%      46,328,151        3.907654       181,034,385           46%
                                             0.90%      13,891,900        3.913834        54,370,591           46%
                                             0.80%      11,225,252        3.926222        44,072,831           46%
                                             0.65%       8,056,954        3.921398        31,594,523           46%
                                             0.60%       1,468,959        3.938722         5,785,821           46%
                                             0.50%       3,071,302        3.928288        12,064,959           46%
                                             0.35%         457,325        3.950263         1,806,554           47%
                                             0.30%         928,552        3.951336         3,669,021           47%

Janus Worldwide Fund......................   0.95%       1,050,360        2.021004         2,122,782           63%

                                              ASSET                                                            ANNUAL
                                             CHARGE               UNITS          UNIT VALUE       AMOUNT      RETURN(b)
                                             ------               -----          ----------       ------     ---------
MAS Funds - Fixed Income Portfolio........    0.95%             2,844,269         1.391983       3,959,174       2%
                                              0.90%               356,213         1.394187         496,628       2%
                                              0.80%               640,609         1.398604         895,958       1%
                                              0.65%               518,616         1.396889         724,449       1%
                                              0.60%               149,573         1.403064         209,860       1%
                                              0.55%                31,369         1.401976          43,979       1%
                                              0.50%                49,975         1.399348          69,932       1%
                                              0.35%                 6,085         1.407184           8,563       1%

Massachusetts Investors Growth Stock
   Fund - Class A ........................    0.95%               171,618        30.435351       5,223,254      37%
                                              0.90%                34,300        30.483476       1,045,583      38%
                                              0.80%                 9,966        30.579953         304,760      38%
                                              0.65%                 2,247        30.741088          69,075      38%
                                              0.55%                 1,094        30.653547          33,535      38%
                                              0.50%                   235        30.596117           7,190      38%
                                              0.40%               261,200        30.631957       8,001,067      38%

MFS((R)) Growth Opportunities Fund -
   Class A ...............................    0.95%               392,659        15.172145       5,957,479      32%
                                              0.90%               278,945        15.196145       4,238,889      32%
                                              0.80%               158,132        15.244258       2,410,605      32%
                                              0.65%                89,067        15.324618       1,364,918      32%
                                              0.55%                16,775        15.280950         256,338      32%
                                              0.50%                 4,879        15.252302          74,416      32%
                                              0.40%             1,932,941        15.270172      29,516,342      32%
                                             0.35%                 5,806        15.337646          89,050      32%

MFS((R)) High Income Fund - Class A.......    0.95%               142,768         6.542182         934,014       6%
                                              0.90%                20,059         6.552645         131,440       6%
                                              0.80%                27,277         6.573607         179,308       6%
                                              0.65%                 2,074         6.608519          13,706       6%
                                              0.55%                 2,328         6.589522          15,340       6%
                                              0.40%               529,921         6.587697       3,490,959       7%
                                              0.35%                   574         6.615489           3,797       7%

Morgan Stanley Institutional Fund -
   Equity Growth Portfolio - Class B......    0.80%               538,687         1.530130         824,261      38%
                                              0.70%               174,980         1.531860         268,045      38%
                                              0.55%                52,628         1.534459          80,756      39%
                                              0.40%                38,243         1.537062          58,782      39%
                                              0.35%                 1,216         1.537930           1,870      39%
                                              0.30%                 6,866         1.538799          10,565      39%
                                              0.25%                36,773         1.539669          56,618      39%
                                              0.20%                   113         1.540539             174      39%
                                              0.15%               540,401         1.541410         832,980      39%

NAAT - The Aggressive Portfolio...........    0.70%             2,218,802         1.421032       3,152,989      23%
                                              0.60%               363,464         1.425179         518,001      23%
                                              0.45%               192,690         1.422449         274,092      24%
                                              0.25%                50,699         1.425785          72,286      24%
                                              0.20%               233,674         1.431872         334,591      24%
                                              0.15%                54,968         1.432505          78,742      24%
                                              0.10%                80,158         1.428292         114,489      24%

                                 43                                 (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                        ASSET                                                            ANNUAL
                                        CHARGE         UNITS         UNIT VALUE       AMOUNT            RETURN(b)
                                        ------         -----         ----------       ------            ---------
NAAT - The Conservative Portfolio....... 0.70%         882,125        1.144210       1,009,336            3%
                                         0.60%         126,881        1.147549         145,602            3%
                                         0.45%          57,204        1.145355          65,519            3%
                                         0.25%         109,576        1.148044         125,798            4%
                                         0.20%           2,597        1.152943           2,994            4%
                                         0.15%          14,747        1.153453          17,010            4%

NAAT - The Moderate Portfolio .......... 0.70%       2,040,824        1.307445       2,668,265           14%
                                         0.60%         409,338        1.311261         536,749           14%
                                         0.45%         150,163        1.308751         196,526           14%
                                         0.25%           7,558        1.311822           9,915           15%
                                         0.20%          96,127        1.317421         126,640           15%
                                         0.15%          45,388        1.318004          59,822           15%

NAAT - The Moderately Aggressive
   Portfolio...........................  0.70%       1,750,808        1.355141       2,372,592           19%
                                         0.60%         403,961        1.359095         549,021           19%
                                         0.45%         162,211        1.356493         220,038           19%
                                         0.25%          51,435        1.359675          69,935           19%
                                         0.20%         137,378        1.365479         187,587           19%
                                         0.15%          85,891        1.366083         117,334           19%
                                         0.10%          36,740        1.362067          50,042           19%

NAAT - The Moderately Conservative
   Portfolio ..........................  0.70%         721,136        1.234169         890,004            9%
                                         0.60%          36,763        1.237770          45,504            9%
                                         0.45%         281,629        1.235402         347,925            9%
                                         0.25%          53,327        1.238302          66,035           10%
                                         0.20%          25,556        1.243587          31,781           10%
                                         0.15%          23,410        1.244137          29,125           10%

Nationwide(R) Bond Fund - Class D......  0.95%          73,080        2.239633         163,672            4%
                                         0.40%          43,149        2.255215          97,310            3%

Nationwide(R) Fund - Class D...........  0.95%         245,623       26.409607       6,486,807            1%
                                         0.90%          11,811       26.451387         312,417            1%
                                         0.80%       3,202,045       26.535147      84,966,735            1%
                                         0.70%         823,372       26.619171      21,917,480            1%
                                         0.55%         627,946       26.533779      16,661,780            1%
                                         0.40%         430,997       26.580493      11,456,113            1%
                                         0.35%          79,358       26.725868       2,120,911            1%
                                         0.30%          45,608       26.705183       1,217,970            1%
                                         0.25%          91,485       26.627289       2,435,998            0%
                                         0.20%          33,133       26.772920         887,067            0%
                                         0.15%       1,112,789       26.658533      29,665,322            0%

                                            ASSET                                                              ANNUAL
                                            CHARGE         UNITS           UNIT VALUE            AMOUNT       RETURN(b)
                                            ------         -----           ----------            ------       ---------
Nationwide(R) Growth Fund - Class D......   0.95%           869,228         5.459300            4,745,376        16%
                                             0.90%           218,121         5.467936            1,192,672        16%
                                             0.80%           230,411         5.485250            1,263,862        16%
                                             0.65%           402,620         5.514166            2,220,114        16%
                                             0.60%             1,403         5.502728                7,720        16%
                                             0.55%            31,462         5.498462              172,993        16%
                                             0.50%            24,078         5.488156              132,144        16%
                                             0.40%           990,383         5.494590            5,441,749        16%
                                             0.35%            19,758         5.518868              109,042        16%

Nationwide(R) Money Market Fund..........    0.95%           203,439         3.241560              659,460         4%
                                             0.80%        13,061,105         3.257131           42,541,730         4%
                                             0.70%         5,308,031         3.267540           17,344,204         4%
                                             0.55%         4,345,303         3.265016           14,187,484         4%
                                             0.40%         3,318,221         3.264112           10,831,045         4%
                                             0.35%           244,130         3.277883              800,230         4%
                                             0.30%           303,516         3.275296              994,105         4%
                                             0.25%         2,172,198         3.270268            7,103,670         4%
                                             0.20%           304,873         3.284062            1,001,222         4%
                                             0.15%         7,211,248         3.274374           23,612,323         5%
Nationwide(R) S&P 500 Index Fund -
   Class Y...............................    0.80%         4,573,329         1.299566            5,943,343        19%
                                             0.70%           676,972         1.301036              880,765        19%
                                             0.55%           897,383         1.303244            1,169,509        19%
                                             0.40%           297,116         1.305455              387,872        19%
                                             0.35%           123,439         1.306193              161,235        19%
                                             0.30%             8,893         1.306932               11,623        19%
                                             0.25%            29,576         1.307671               38,676        19%
                                             0.20%            77,160         1.308410              100,957        20%
                                             0.15%         2,082,744         1.309150            2,726,624        20%
Nationwide SAT -
   Government Bond Fund..................    0.95%            11,271         1.829069               20,615         3%

Nationwide SAT - Income Fund.............    0.80%             2,838         0.996375                2,828         0%(a)
                                             0.70%             6,307         0.996623                6,286         0%(a)
                                             0.55%             1,007         0.996996                1,004         0%(a)
                                             0.30%           101,913         0.997618              101,670         0%(a)
Nationwide SAT -
   Money Market Fund.....................    0.95%            85,798         1.422053              122,009         4%

Nationwide SAT -
   Small Company Fund....................    0.80%         1,963,101         1.460854            2,867,804        43%
                                             0.70%           845,013         1.463697            1,236,843        43%
                                             0.55%           509,029         1.442332              734,189        43%
                                             0.40%           268,592         1.444867              388,080        43%
                                             0.35%            25,917         1.469803               38,093        44%
                                             0.30%             5,845         1.471996                8,604        44%
                                             0.25%            55,162         1.447406               79,842        44%
                                             0.20%            23,771         1.472386               35,000        44%

Nationwide SAT - Total Return Fund.......    0.95%            44,002         3.739747              164,556         6%

                                                                     (Continued)
                                       45

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                       ASSET                                                        ANNUAL
                                      CHARGE           UNITS       UNIT VALUE        AMOUNT        RETURN(b)
                                      ------           -----       ----------        ------        ---------
Neuberger & Berman AMT -
   Growth Portfolio ................... 0.95%          16,868        3.911719         65,983           49%

Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio .... 0.95%          10,466        1.242028         12,999            1%

Neuberger & Berman AMT -
   Partners Portfolio ................. 0.95%          30,527        2.392658         73,041            6%

Neuberger & Berman Equity Funds -
   Guardian Fund ...................... 0.40%         842,086        1.749050      1,472,851            8%

Neuberger & Berman Equity Funds -
   Manhattan Fund ..................... 0.95%          70,169        5.418154        380,186           49%

Neuberger & Berman Equity Trust -
   Partners Trust ..................... 0.80%          90,861        1.113054        101,133            7%
                                        0.70%          48,943        1.114314         54,538            7%
                                        0.55%          12,556        1.116206         14,015            7%
                                        0.40%           1,652        1.118102          1,847            7%
                                        0.25%          16,168        1.120001         18,108            7%
                                        0.20%              32        1.120634             36            7%

Prestige Balanced Fund -
   Class Y ............................ 0.70%         326,847        1.151398        376,331            9%
                                        0.60%          55,011        1.152701         63,411            9%
                                        0.45%          57,978        1.154658         66,945            9%
                                        0.25%           8,349        1.157273          9,662            9%
                                        0.20%             521        1.157927            603            9%
                                        0.00%          61,260        1.160549         71,095            9%

Prestige International Fund -
   Class Y ............................ 0.70%         153,162        1.316225        201,596           21%
                                        0.60%           6,408        1.317714          8,444           21%
                                        0.45%          42,382        1.319950         55,942           21%
                                        0.25%          33,534        1.322937         44,363           21%
                                        0.15%          15,758        1.324432         20,870           21%
                                        0.00%          16,001        1.326680         21,228           21%

Prestige Large Cap Growth Fund -
   Class Y ............................ 0.70%         812,797        1.525781      1,240,150           34%
                                        0.60%         118,191        1.527506        180,537           34%
                                        0.45%         376,952        1.530097        576,773           34%
                                        0.25%          30,742        1.533558         47,145           34%
                                        0.20%          21,237        1.534425         32,587           35%
                                        0.10%          42,978        1.536159         66,021           35%
                                        0.00%         150,974        1.537896        232,182           35%

                                        ASSET                                                      ANNUAL
                                        CHARGE         UNITS        UNIT VALUE        AMOUNT      RETURN(b)
                                        ------         -----        ----------        ------      ---------
Prestige Large Cap Value Fund -
   Class Y........................      0.70%        136,335         0.993783         135,487         5%
                                        0.60%          7,280         0.994908           7,243         5%
                                        0.45%         48,328         0.996598          48,164         5%
                                        0.25%         16,763         0.998856          16,744         5%
                                        0.20%            504         0.999421             504         5%
                                        0.15%            499         0.999986             499         5%
                                        0.10%            582         1.000552             582         5%
                                        0.00%         20,014         1.001685          20,048         5%
Prestige Small Cap Fund -
   Class Y........................      0.70%        440,526         1.285935         566,488        18%
                                        0.60%         58,575         1.287390          75,409        18%
                                        0.45%         91,958         1.289575         118,587        18%
                                        0.25%         40,208         1.292494          51,969        18%
                                        0.20%         10,351         1.293224          13,386        19%
                                        0.15%             77         1.293956             100        19%
                                        0.10%          8,132         1.294687          10,528        19%
                                        0.00%        301,790         1.296152         391,166        19%

Oppenheimer Global Fund - Class A..     0.80%      1,389,141         1.739511       2,416,426        57%
                                        0.70%        238,979         1.741477         416,176        57%
                                        0.55%        258,765         1.744429         451,397        58%
                                        0.40%        227,057         1.747386         396,756        58%
                                        0.35%         32,584         1.748372          56,969        58%
                                        0.30%          6,349         1.749360          11,107        58%
                                        0.25%        110,037         1.750348         192,603        58%
                                        0.20%          6,106         1.751336          10,694        58%

Putnam Investors Fund - Class A....     0.95%        537,267        31.341504      16,838,756        29%
                                        0.90%        105,667        31.391074       3,317,001        29%
                                        0.80%         61,479        31.490449       1,936,001        29%
                                        0.65%         18,355        31.656407         581,053        29%
                                        0.60%          4,084        31.590747         129,017        29%
                                        0.55%         10,721        31.566252         338,422        29%
                                        0.50%          4,370        31.507110         137,686        29%
                                        0.40%      2,486,684        31.544030      78,440,035        30%
                                        0.35%          1,241        31.683372          39,319        30%

Putnam Voyager Fund - Class A......     0.95%     26,953,260         7.292508     196,556,864        55%
                                        0.90%      6,582,645         7.304042      48,079,916        55%
                                        0.80%      7,607,104         7.327165      55,738,506        55%
                                        0.65%      3,895,165         7.365787      28,690,956        55%
                                        0.60%        456,489         7.350493       3,355,419        55%
                                        0.50%      1,243,339         7.331012       9,114,933        55%
                                        0.40%      3,533,648         7.339596      25,935,549        56%
                                        0.35%        271,538         7.372028       2,001,786        56%
                                        0.30%        216,993         7.374027       1,600,112        56%
SEI Index Funds -
   S&P 500 Index Portfolio.........     0.95%        341,359         5.941263       2,028,104        20%
                                        0.90%         67,602         5.950659         402,276        20%
                                        0.40%     11,066,988         5.979665      66,176,881        20%

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          ASSET                                                        ANNUAL
                                         CHARGE          UNITS       UNIT VALUE          AMOUNT       RETURN(b)
                                         ------          -----       ----------          ------       ---------
Seligman Growth Fund, Inc.- Class A...    0.95%          82,517       21.680777         1,789,033        29%
                                          0.90%           3,416       21.715067            74,179        29%
                                          0.80%          15,382       21.783810           335,079        29%
                                          0.65%           1,282       21.898623            28,074        29%
                                          0.55%             706       21.836245            15,416        30%
                                          0.40%         107,765       21.820873         2,351,526        30%
T.Rowe Price International Funds, Inc.-
   International Stock Fund(R)........    0.95%       7,563,383        2.827534        21,385,723        33%
                                          0.90%       1,684,025        2.832007         4,769,171        33%
                                          0.80%       1,457,486        2.840974         4,140,680        34%
                                          0.65%       1,247,401        2.855951         3,562,516        34%
                                          0.60%         131,413        2.850022           374,530        34%
                                          0.55%         102,385        2.847810           291,573        34%
                                          0.50%         157,024        2.842467           446,336        34%
                                          0.40%       4,776,405        2.845797        13,592,679        34%
                                          0.35%          56,963        2.858375           162,822        34%

Templeton Foreign Fund - Class I......    0.80%      19,373,241        2.446696        47,400,431        38%
                                          0.70%       4,602,502        2.454445        11,296,588        38%
                                          0.55%       4,159,686        2.446551        10,176,884        38%
                                          0.40%       2,316,464        2.450852         5,677,310        39%
                                          0.35%         373,208        2.464273           919,686        39%
                                          0.30%         245,001        2.462361           603,281        39%
                                          0.25%         585,253        2.455160         1,436,890        39%
                                          0.20%          98,253        2.468606           242,548        39%
                                          0.15%       2,411,740        2.458037         5,928,146        39%

Warburg Pincus Emerging
   Growth Fund........................    0.80%         417,978        1.489700           622,662        41%
                                          0.70%          97,575        1.491445           145,528        41%
                                          0.55%         179,205        1.494067           267,744        41%
                                          0.40%          31,745        1.496693            47,513        41%
                                          0.35%              22        1.497569                33        41%
                                          0.30%             141        1.498446               211        41%
                                          0.25%         107,450        1.499323           161,102        41%
                                          0.20%          10,887        1.428738            15,555        43%
                                                     ==========       =========  ----------------
  Total Contract Owners' Equity.......                                           $ (4,147,480,124)
                                                                                 ================


(a) These investment options were not being utilized for the entire year. Accordingly, the annual return was computed for such period as the investment option was utilized. These investment options became available to the Account on October 1, 1999.

(b) The annual return does not include contract charges satisfied by surrendering units.

(5)  VARIABLE ACCOUNT FEES

              The following is a summary of the variable account fees for the year ended December 31, 1999.

      PERCENTAGE                TOTAL            AIMCon            ACIncGro         ACTCGro      ACTCIntDis           ACTCSel
     - ---------            --------------     -------------     -------------  --------------   -------------      -------------
         0.95%............ $ 12,853,175               --               --          814,763               --            1,662
         0.90%............    3,447,502               --               --          272,923               --               --
         0.80%............    3,994,203               --           24,799          251,876           11,763               --
         0.70%............      481,063               --            5,102               --            3,798               --
         0.65%............    3,047,284           23,140               --          246,059               --           25,308
         0.60%............      158,574               --               --           11,401               --               --
         0.55%............      341,766               --            3,647               --            1,667               --
         0.50%............      231,457               --               --           21,956               --               --
         0.45%............        6,083               --               --               --               --               --
         0.40%............    1,420,444           20,888            2,187          151,537              861               --
         0.35%............       75,850               --              387            4,801              338               --
         0.30%............       37,794               --              188            7,050               16               --
         0.25%............       21,380               --              323               --              512               --
         0.20%............        4,937               --               47               --               29               --
         0.15% ...........       73,383               --              178               --            2,477               --
         0.10% ...........          150               --               --               --               --               --
                            -----------      -----------      -----------      -----------      -----------      -----------
Total variable account fees $26,195,045           44,028           36,858        1,782,366           21,461           26,970
                            ===========      ===========      ===========      ===========      ===========      ===========


      PERCENTAGE                ACTCUltra         ACVPBal          ACVPCapAp        BdFdAm
      ----------            ---------------      -------------     -------------   -----------
         0.95%............   $  2,570,995              195              827           86,508
         0.90%............        743,315               --               --           21,808
         0.80%............        467,688               --               --           14,714
         0.70%............             --               --               --               --
         0.65%............        555,060               --               --           13,907
         0.60%............         26,393               --               --            1,395
         0.55%............             --               --               --              931
         0.50%............         34,708               --               --              625
         0.45%............             --               --               --               --
         0.40%............        236,878               --               --            7,556
         0.35%............         15,269               --               --              206
         0.30%............          8,459               --               --               --
         0.25%............             --               --               --               --
         0.20%............             --               --               --               --
         0.15% ...........             --               --               --               --
         0.10% ...........             --               --               --               --
                              -----------      -----------        ---------         ---------
Total variable account fees     4,658,765              195              827          147,650
                              ===========      ===========        =========        =========



       PERCENTAGE             BrnCapSmCo         DNYVenFd         DeDecInc           DryApp         DryCsMgt       DryPremCap
       ----------           -------------    -------------    -------------     --------------  -------------    -------------
         0.95% ...........  $        --               --            1,793               --               --               --
         0.90% ...........           --            3,306              688               --            1,894               --
         0.80% ...........           22               --               59           15,961               --              988
         0.70% ...........            4               --               --            3,493               --              220
         0.65% ...........           --               --               --               --               --               --
         0.60% ...........           --               --              118               --               --               --
         0.55% ...........            8               --               --            2,757               --              283
         0.50% ...........           --               --               --               --               --               --
         0.45% ...........           --               --               --               --               --               --
         0.40% ...........           18               --               --              713               --              124
         0.35% ...........           --               --                1              291               --               33
         0.30% ...........           --               --               --              193               --                7
         0.25% ...........           --               --               --              126               --               41
         0.20% ...........           --               --               --                5               --                1
         0.15% ...........           --               --               --               73               --               73
         0.10% ...........           --               --               --               --               --               --
                            -----------      -----------      -----------      -----------      -----------      -----------
Total variable account fees $        52            3,306            2,659           23,612            1,894            1,770
                            ===========      ===========      ===========      ===========      ===========      ===========

       PERCENTAGE                 Dry500Ix        DrySRGro         DryStkix          Dry3dCen
       ----------             -------------     -------------     -------------   -------------
         0.95% ...........        470,347              257            1,673            1,985
         0.90% ...........        119,043               --               --            1,266
         0.80% ...........         79,025               --               --          226,181
         0.70% ...........             --               --               --           58,489
         0.65% ...........         69,238               --               --           40,365
         0.60% ...........         14,174               --               --               --
         0.55% ...........          2,080               --               --           29,800
         0.50% ...........         11,387               --               --               --
         0.45% ...........             --               --               --               --
         0.40% ...........             --               --               --           17,131
         0.35% ...........          3,363               --               --            4,922
         0.30% ...........             --               --               --            2,138
         0.25% ...........             --               --               --            1,638
         0.20% ...........             --               --               --              305
         0.15% ...........             --               --               --           13,472
         0.10% ...........             --               --               --               --
                              -----------      -----------         ---------        ---------
Total variable account fees       768,657              257             1,673         397,692
                              ===========      ===========         =========       =========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

     PERCENTAGE                EvIncGro         FedBdFd       FedUSGvt       FAGrOppA       FAHiYld     FidAsMgr
     ----------             --------------   -------------  ------------- -------------- ------------  ----------
         0.95% ............     $  15,163            --        40,604            --            --        62,033
         0.90% ............         5,046            --        12,459            --            --        13,637
         0.80% ............         2,945         2,274         6,294         9,326         2,346         8,637
         0.70% ............            --           446            --         1,831           588            --
         0.65% ............         3,095            --         3,784            --            --         8,334
         0.60% ............            46            --           663            --            --           566
         0.55% ............           846         4,435           753           822           109           363
         0.50% ............            77            --           284            --            --         1,997
         0.45% ............            --            --            --            --            --            --
         0.40% ............         2,185            51            --           219            14            --
         0.35% ............           108            --             7            41             3           422
         0.30% ............            --            --            --             1            --            --
         0.25% ............            --            --            --             8            18            --
         0.20% ............            --            --            --             4            --            --
         0.15% ............            --            18            --            22            --            --
         0.10% ............            --            --            --            --            --            --
                                ---------     ---------     ---------     ---------     ---------     ---------
Total variable account fees       $29,511         7,224        64,848        12,274         3,078        95,989
                                =========     =========     =========     =========     =========     =========

     PERCENTAGE                 FidCapInc     FidContr      FidEqInc      FidGrInc
     ----------               -----------   -----------  ------------- -------------
         0.95% .............      4,114     2,317,236     1,290,255            14
         0.90% .............      1,411       580,182       438,005            --
         0.80% .............      1,926       386,180       278,527            --
         0.70% .............         --            --            --            --
         0.65% .............      1,413       313,279       310,058        67,748
         0.60% .............         --        21,727         7,836            --
         0.55% .............         --        11,006         4,355            --
         0.50% .............        142        26,915        40,559            --
         0.45% .............         --            --            --            --
         0.40% .............        710        62,168       131,596        55,223
         0.35% .............         64         7,547         7,163            --
         0.30% .............         --            --            --            --
         0.25% .............         --            --            --            --
         0.20% .............         --            --            --            --
         0.15% .............         --            --            --            --
         0.10% .............         --            --            --            --
                              ---------     ---------     ---------     ----------
Total variable account fees       9,780     3,726,240     2,508,354        122,985
                              =========     =========     =========     ==========





      PERCENTAGE                 FidMgin      FidVIPAM       FidVIPEI       FidVIPgr      FidVIPHI       FidVIPOv
      ----------              -------------- -------------  ------------- -------------- -------------  -------------
         0.95%                  $1,673,373          533         2,180          2,651          348          1,423
         0.90%                     400,452           --            --             --           --             --
         0.80%                     235,521           --            --             --           --             --
         0.70%                          --           --            --             --           --             --
         0.65%                     353,081           --            --             --           --             --
         0.60%                      15,468           --            --             --           --             --
         0.55%                       5,813           --            --             --           --             --
         0.50%                      29,607           --            --             --           --             --
         0.45%                          --           --            --             --           --             --
         0.40%                     184,165           --            --             --           --             --
         0.35%                       5,873           --            --             --           --             --
         0.30%                          --           --            --             --           --             --
         0.25%                          --           --            --             --           --             --
         0.20%                          --           --            --             --           --             --
         0.15%                          --           --            --             --           --             --
         0.10%                          --           --            --             --           --             --
                                ----------   ----------    ----------     ----------   ----------     ----------
Total variable account fees     $2,903,353          533         2,180          2,651          348          1,423
                                ==========   ==========    ==========     ==========   ==========     ==========


      PERCENTAGE                  GroFdAm       IncFdAm       InvDynam      InvIndinc
      ----------              -------------  -------------  ------------- -------------
         0.95% .............     133,707        116,939             --        181,276
         0.90% .............      35,152         28,962             --         39,531
         0.80% .............      22,038         20,266         26,987         23,922
         0.70% .............          --             --          8,550             --
         0.65% .............      13,372          6,214             --         12,810
         0.60% .............       5,721          2,993             --          1,401
         0.55% .............       1,108            773          4,638          2,149
         0.50% .............       3,323          2,441             --          1,557
         0.45% .............          --             --             --             --
         0.40% .............          --             --          1,829             --
         0.35% .............         292            251            402            501
         0.30% .............          --             --            367             --
         0.25% .............          --             --            706             --
         0.20% .............          --             --            108             --
         0.15% .............          --             --          5,577             --
         0.10% .............          --             --             --             --
                              ----------     ----------     ----------     ----------
Total variable account fees      214,713        178,839         49,164        263,147
                              ==========     ==========     ==========     ==========

                         NATIONWIDE DC VARIABLE ACCOUNT

     PERCENTAGE          InTotRetT      JanFund     JanWorldwde     MASFIP        MFSGrStk         MFSGroup
     ---------         ----------- -------------    -----------    -----------    -----------     -----------
   0.95% .......      $      --      1,145,492         13,371         41,344         38,126         46,869
   0.90% .......             --        306,474             --          4,750          7,063         31,033
   0.80% .......          4,517        244,038             --          6,000          1,878         15,729
   0.70% .......          1,395             --             --             --             --             --
   0.65% .......             --        131,108             --          4,008         17,794         75,995
   0.60% .......             --         21,560             --          1,218             --             --
   0.55% .......            321             --             --            200            147          1,118
   0.50% .......             --         30,847             --            238             20            198
   0.45% .......             --             --             --             --             --             --
   0.40% .......            410             --             --             --         14,793         54,633
   0.35% .......            382          3,917             --             25             --            219
   0.30% .......             54          7,616             --             --             --             --
   0.25% .......             16             --             --             --             --             --
   0.20% .......
   0.15% .......             19             --             --             --             --             --
   0.10% .......             --             --             --             --             --             --
                             --             --             --             --             --             --
                       ---------     ---------         ------         ------         ------        -------
Total variable
 account fees ..       $  7,114      1,891,052         13,371         57,783         79,821        225,794
                      =========      =========      =========      =========      =========      =========



     PERCENTAGE          MFSHiInc       MSIEqGrob       NAATAggr      NAATCons
     ---------        -------------    -----------    -----------   ------------
   0.95% .......          8,582             --             --             --
   0.90% .......          1,126             --             --             --
   0.80% .......          1,425          3,012             --             --
   0.70% .......             --            766         18,220          7,205
   0.65% .......         11,551             --             --             --
   0.60% .......             --             --          2,326            681
   0.55% .......             83            206             --             --
   0.50% .......             --             --             --             --
   0.45% .......             --             --            895            326
   0.40% .......          8,052            116             --             --
   0.35% .......             13              1             --             --
   0.30% .......             --             20             --             --
   0.25% .......             --            116            192            257
   0.20% .......
   0.15% .......             --             --            309             24
   0.10% .......             --            335             46              7
                             --             --             57             --
                         ------          -----         ------          -----
Total variable
 account fees ..         30,832          4,572         22,045          8,500
                        =========      =========      =========      =========



 PERCENTAGE        NAATMod     NAATModagg    NAATModCon    NWBdFd     NWFund         NWGroFd
 ----------        -------     ----------    ----------    ------     ------         -------
   0.95% .......   $    --           --           --        1,628       64,724       42,754
   0.90% .......        --           --           --           --        3,373       10,556
   0.80% .......        --           --           --           --      696,178       10,441
   0.70% .......    14,834       10,911        4,986           --      164,841           --
   0.65% .......        --           --           --          288      102,883       27,691
   0.60% .......     1,979        2,341          471           --           --           45
   0.55% .......        --           --           --           --       98,633          873
   0.50% .......        --           --           --           --           --          491
   0.45% .......       689          899        1,332           --           --           --
   0.40% .......        --           --           --          214       48,114       11,599
   0.35% .......        --           --           --           --        9,075          313
   0.30% .......        --           --           --           --        3,882           --
   0.25% .......        51          112           82           --        4,847           --
   0.20% .......       118          293           50           --        1,747           --
   0.15% .......        45           83           19           --       27,955           --
   0.10% .......        --           25           --           --           --           --
                   -------      -------      -------      -------      -------      -------
Total variable
account fees ..   $ 17,716       14,664        6,940        2,130    1,226,252      104,763
                  ========      =======      =======      =======      =======      =======


 PERCENTAGE      NwWMyYMkt      NWIndxFdy   NSATGvtBd  NSATInc
 ----------       -------      ---------    ---------  -------
   0.95% .......      7,153           --          191        --
   0.90% .......         --           --           --        --
   0.80% .......    257,093       29,114           --         4
   0.70% .......     87,236        3,892           --         2
   0.65% .......     54,489           --           --        --
   0.60% .......         --           --           --        --
   0.55% .......    101,833        2,566           --         2
   0.50% .......         --           --           --        --
   0.45% .......         --           --           --        --
   0.40% .......     33,288        1,135           --        --
   0.35% .......      1,973          221           --        --
   0.30% .......      2,580           39           --        37
   0.25% .......      9,417           80           --        --
   0.20% .......      1,393           63           --        --
   0.15% .......     17,636        1,203           --        --
   0.10% .......         --           --           --        --
                    -------      -------      -------      -----
Total variable
account fees ..     574,091       38,313       191           45
                    =======      =======      =======      =====

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

      Percentage         NSATMyMkt      NSATSmCo       NSATTotRe      NBAMTGro      NBAMTLMat      NBAMTPart       NBGuard
      ----------       -------------  -------------  ------------- -------------- -------------  ------------- -------------
         0.95%.......    $       981             -          1,490            398           116            638             -
         0.90%.......              -             -              -              -             -              -             -
         0.80%.......              -        15,117              -              -             -              -             -
         0.70%.......              -         6,705              -              -             -              -             -
         0.65%.......              -             -              -              -             -              -         4,080
         0.60%.......              -             -              -              -             -              -             -
         0.55%.......              -         2,772              -              -             -              -             -
         0.50%.......              -             -              -              -             -              -             -
         0.45%.......              -             -              -              -             -              -             -
         0.40%.......              -         1,109              -              -             -              -         3,250
         0.35%.......              -            78              -              -             -              -             -
         0.30%.......              -            28              -              -             -              -             -
         0.25%.......              -           143              -              -             -              -             -
         0.20%.......              -            43              -              -             -              -             -
         0.15%.......              -             -              -              -             -              -             -
         0.10%.......              -             -              -              -             -              -             -
                        ------------ -------------  ------------- -------------- -------------  ------------- -------------
Total variable
 account fees .......   $        981        25,995          1,490            398           116            638         7,330
                        ============ =============  ============= ============== =============  ============= =============


      Percentage           NBManhFd       NBPartTr       PrBalY
     ------------        -----------     ----------   -------------
         0.95%.......           2,552              -             -
         0.90%.......               -              -             -
         0.80%.......               -            594             -
         0.70%.......               -            304         1,523
         0.65%.......               -              -             -
         0.60%.......               -              -           267
         0.55%.......               -             53             -
         0.50%.......               -              -             -
         0.45%.......               -              -           247
         0.40%.......               -              7             -
         0.35%.......               -              -             -
         0.30%.......               -              -             -
         0.25%.......               -             19             7
         0.20%.......               -              -             -
         0.15%.......               -              -             -
         0.10%.......               -              -             -
                        -------------  ------------- -------------
Total variable
 account fees .......           2,552            977         2,044
                        =============  ============= =============


      PERCENTAGE           PrintY         PrLgCapGrY     PrLgCpValY       PRSMCAPY       OppGLOB       PutInvFd
     ------------     --------------      ----------    -----------      ---------     -----------  -------------

         0.95%.......     $         -             -              -              -             -        135,193
         0.90%.......               -             -              -              -             -         24,790
         0.80%.......               -             -              -              -         7,738         13,654
         0.70%.......             773         3,772            559          2,279         1,245              -
         0.65%.......               -             -              -              -             -        180,473
         0.60%.......              59           456             51            333             -            641
         0.55%.......               -             -              -              -           658          1,531
         0.50%.......               -             -              -              -             -            398
         0.45%.......             137         1,219             50            289             -              -
         0.40%.......               -             -              -              -           553        149,474
         0.35%.......               -             -              -              -            90            103
         0.30%.......               -             -              -              -            19              -
         0.25%.......
         0.20%.......              27            74             30             41           151              -
         0.15%.......               -            31              -              4             1              -
         0.10%.......               8             -              -              -             -              -
                                    -            43             11             14             -              -
                       -------------- -------------  ------------- -------------- -------------  ------------- --
Total variable
 account fees .......  $        1,004        5,595            701          2,960        10,455        506,257
                       ============== =============  ============= ============== =============  =============

      PERCENTAGE           PUTVoyFd       SEI500Ix       SelGroFd      TRIntStk
     ------------       -------------  -------------  ------------- -------------

         0.95%.......     1,319,977         15,334         14,567       158,841
         0.90%.......       301,179          3,049            536        34,493
         0.80%.......       217,426              -          2,335        27,466
         0.70%.......             -              -              -             -
         0.65%.......       171,881        138,445          5,507        46,770
         0.60%.......        14,460              -              -         1,784
         0.55%.......             -              -            106         1,126
         0.50%.......        22,393              -             29         1,265
         0.45%.......             -              -              -             -
         0.40%.......        38,474        131,485          4,470        24,884
         0.35%.......         4,275              -              -           348
         0.30%.......         3,645              -              -             -
         0.25%.......
         0.20%.......             -              -              -             -
         0.15%.......             -              -              -             -
         0.10%.......             -              -              -             -
                                  -              -              -             -
                       ------------  -------------  ------------- -------------
Total variable
 account fees .......  $  2,093,710        288,313         27,550       296,977
                       ============  =============  ============= =============

                         NATIONWIDE DC VARIABLE ACCOUNT

          PERCENTAGE          TemForFd       WPEmGro
         -------------     ------------- -------------
         0.95%.......     $           -             -
         0.90%.......           318,644         1,535
         0.80%.......            66,621           473
         0.70%.......             8,056             -
         0.65%.......                 -             -
         0.60%.......            50,565           630
         0.55%.......                 -             -
         0.50%.......                 -             -
         0.45%.......            18,192           139
         0.40%.......             2,532             -
         0.35%.......             1,455             -
         0.30%.......             2,237           109
         0.25%.......               339             4
         0.20%.......             4,156             -
         0.15%.......                 -             -
         0.10%.......    -------------- -------------
Total variable
 account fees .......    $      472,797         2,890
                         ============== =============


                                          (Continued)

      Percentage                TOTAL        AIMCon         ACIncGro       ACTCGro       ACTCIntDis      ACTCSel
     ------------         --------------  ------------    -----------   ------------     -----------  -------------
         0.95%.......   $     7,397,939             -              -        432,181             -            677
         0.90%.......         1,552,242             -              -        114,722             -              -
         0.80%.......         1,761,689             -             32        131,500            60              -
         0.70%.......           703,354             -             11         34,413            17          9,993
         0.65%.......         2,195,122        30,654              -        213,832             -          2,631
         0.60%.......            53,652             -              -          4,134             -              -
         0.55%.......            50,669             -              1              -             2              -
         0.45%.......               483             -              -              -             -              -
         0.40%.......            14,043             -             17              -            12              -
         0.35%.......             7,735             -              -              -             -              -
         0.30%.......            13,468             -              -          2,747             -              -
         0.25%.......                77             -              -              -             -              -
         0.20%.......                87             -              -              -             -              -
         0.15%.......                23             -              -              -             -              -
                         -------------- -------------  ------------- -------------- -------------  -------------
Total variable
 account fees .......    $   13,750,583        30,654             61        933,529            91         13,301
                         ============== =============  ============= ============== =============  =============



      Percentage            ACTCUltra      ACVPBal       ACVPCapAp      BdFdAm
     ------------         -------------  -------------  ----------   -----------
         0.95%.......      1,320,410          69            453        58,311
         0.90%.......        286,339           -              -         9,993
         0.80%.......        276,726           -              -        11,977
         0.70%.......        116,837           -              -         1,707
         0.65%.......        330,443           -              -        13,820
         0.60%.......          9,136           -              -           671
         0.55%.......              -           -              -           520
         0.45%.......              -           -              -             -
         0.40%.......              -           -              -             -
         0.35%.......              -           -              -             -
         0.30%.......          3,397           -              -             -
         0.25%.......              -           -              -             -
         0.20%.......              -           -              -             -
         0.15%.......              -           -              -             -
                          ----------  ----------     ----------    ----------
Total variable
 account fees .......      2,343,288          69            453        96,999
                          ==========  ==========     ==========    ==========




      Percentage              DNYVenFd       DeDecInc        DryApp        DryCsMgt     DryPreMCap      Dry500Ix
     ------------          -------------- -------------  ------------- -------------- -------------  -------------
         0.95%.......      $           -         1,314              -              -             -        179,576
         0.90%.......              2,375           469              -          1,506             -         38,105
         0.80%.......                  -            50            272              -             9         51,283
         0.70%.......                  -             -             21              -             2         21,700
         0.65%.......                  -             -              -              -             -          6,578
         0.60%.......                  -            57              -              -             -          4,926
         0.55%.......                  -             -             69              -             -            575
         0.45%.......                  -             -              -              -             -              -
         0.40%.......                  -             -              1              -             -              -
         0.35%.......                  -             -              -              -             -              -
         0.30%.......                  -             -              -              -             -              -
         0.25%.......                  -             -              -              -             -              -
         0.20%.......                  -             -              -              -             -              -
         0.15%.......                  -             -              -              -             -              -
                          -------------- -------------  ------------- -------------- -------------  -------------
Total variable
 account fees .......     $        2,375         1,890            363          1,506            11        302,743
                          ============== =============  ============= ============== =============  =============

      Percentage                 DrySRGro       DryStkIx       Dry3dCen       EvIncGro
     ------------              -------------  ------------   ------------  -------------
         0.95%.......                 93           592        111,972        11,907
         0.90%.......                  -             -         21,342         3,133
         0.80%.......                  -             -         47,056         2,594
         0.70%.......                  -             -         16,538           243
         0.65%.......                  -             -         48,047         4,276
         0.60%.......                  -             -              -            19
         0.55%.......                  -             -          3,941           580
         0.45%.......                  -             -              -             -
         0.40%.......                  -             -          1,626             -
         0.35%.......                  -             -          1,929             -
         0.30%.......                  -             -            888             -
         0.25%.......                  -             -              -             -
         0.20%.......                  -             -              -             -
         0.15%.......                  -             -              -             -
                           -------------   -----------    -----------   -----------
Total variable
 account fees .......                 93           592        253,339        22,752
                           =============   ===========    ===========   ===========

                                       54

                         NATIONWIDE DC VARIABLE ACCOUNT

      Percentage               FedBdFd       FedUSGvt        FAGrOppA        FAHiYld      FidAsMgr       FidCapInc      FidContr
     ---------             --------------  ------------    ------------- -------------- -------------  ------------- -------------
         0.95%.......       $           -        17,408              -              -        33,264          2,833     1,215,102
         0.90%.......                   -         4,641              -              -         6,092            785       221,520
         0.80%.......                  20         2,879             74              2         4,729          1,739       227,243
         0.70%.......                 122         1,114              5              -         4,353            357        96,924
         0.65%.......                   -           392              -              -         1,096          1,466        97,319
         0.60%.......                   -           412              -              -           295              -         8,114
         0.55%.......                   -           214             47              -           125              -         4,367
         0.45%.......                   -             -              -              -             -              -             -
         0.40%.......                   -             -              -              -             -              -             -
         0.35%.......                   -             -              -              -             -              -             -
         0.30%.......                   -             -              -              -             -              -             -
         0.25%.......                   -             -              -              -             -              -             -
         0.20%.......                   -             -              -              -             -              -             -
         0.15%.......                   -             -              -              -             -              -             -
                           -------------- -------------  ------------- -------------- -------------  ------------- -------------
Total variable
  account fees ......      $          142        27,060            126              2        49,954          7,180     1,870,589
                           ============== =============  ============= ============== =============  ============= =============


      Percentage                FidEqInc       FidGrInc       FidMgin
     -----------             -------------  ------------- -------------
         0.95%.......             856,817              6       874,985
         0.90%.......             239,879              -       168,196
         0.80%.......             212,892              -       135,532
         0.70%.......              97,436              -        63,336
         0.65%.......             279,471         78,970       245,645
         0.60%.......               3,696              -         5,539
         0.55%.......               2,399              -         2,346
         0.45%.......                   -              -             -
         0.40%.......                   -              -             -
         0.35%.......                   -              -             -
         0.30%.......                   -              -             -
         0.25%.......                   -              -             -
         0.20%.......                   -              -             -
         0.15%.......                   -              -             -
                             ------------  ------------- -------------
Total variable
 account fees .......           1,692,590         78,976     1,495,579
                             ============  ============= =============


      Percentage          FidVIPAM      FidVIPEI       FidVIPGr       FidVIPHI      FidVIPOv        GroFdAm       IncFdAm
     ------------     -------------- -------------  ------------- -------------- -------------  ------------- -------------
         0.95%.......  $       280         1,254          1,128            310           946         63,953        81,679
         0.90%.......            -             -              -              -             -         11,386        14,390
         0.80%.......            -             -              -              -             -         11,665        15,273
         0.70%.......            -             -              -              -             -          5,185         4,072
         0.65%.......            -             -              -              -             -          1,401           965
         0.60%.......            -             -              -              -             -          1,848         1,269
         0.55%.......            -             -              -              -             -            322           365
         0.45%.......            -             -              -              -             -              -             -
         0.40%.......            -             -              -              -             -              -             -
         0.35%.......            -             -              -              -             -              -             -
         0.30%.......            -             -              -              -             -              -             -
         0.25%.......            -             -              -              -             -              -             -
         0.20%.......            -             -              -              -             -              -             -
         0.15%.......            -             -              -              -             -              -             -
                          --------- -------------  ------------- -------------- -------------  ------------- -------------
Total variable
 account fees .......     $     280         1,254          1,128            310           946         95,760       118,013
                          ========= =============  ============= ============== =============  ============= =============


      Percentage          InvDynam       InvindInc     InvTotRet
     ------------      -------------  ------------- -------------
         0.95%.......            -        113,019             -
         0.90%.......            -         20,467             -
         0.80%.......            7         16,842            11
         0.70%.......            -          4,991            36
         0.65%.......            -          1,319             -
         0.60%.......            -            649             -
         0.55%.......            2            955             1
         0.45%.......            -              -             -
         0.40%.......            1              -             -
         0.35%.......            -              -             -
         0.30%.......            -              -             -
         0.25%.......            -              -             -
         0.20%.......            -              -             -
         0.15%.......            -              -             -
                      -------------  ------------- -------------
Total variable
 account fees .......            10        158,242            48
                      =============  ============= =============

                         NATIONWIDE DC VARIABLE ACCOUNT

      Percentage              JanFund      JanWrldwde       MASFIP        MFSGrStk     MFSGrOpp       MFSHiInc
     ------------         --------------  -------------  ------------- -------------- -------------  -------------
         0.95%.......    $       377,229          4,975        17,870         18,036        28,401          4,223
         0.90%.......             68,428             -          1,542          3,589        17,313            557
         0.80%.......             79,708             -          4,126          1,182        10,274          1,002
         0.70%.......             31,973             -          1,381             33         3,685             48
         0.65%.......              8,909             -            343         22,223        95,579         19,837
         0.60%.......              3,836             -            576              -             -              -
         0.55%.......                  -             -             59             59           463             40
         0.45%.......                  -             -              -              -             -              -
         0.40%.......                  -             -              -              -             -              -
         0.35%.......                  -             -              -              -             -              -
         0.30%.......              1,985             -              -              -             -              -
         0.25%.......                  -             -              -              -             -              -
         0.20%.......                  -             -              -              -             -              -
         0.15%.......                  -             -              -              -             -              -
                          -------------- -------------  ------------- -------------- -------------  -------------
Total variable
 account fees .......     $      572,068         4,975         25,897         45,122       155,715         25,707
                          ============== =============  ============= ============== =============  =============


      Percentage             MSIEqGroB     NAATAggr       NAATCons       NAATMod
     ------------         -------------  -------------  ------------- -------------
         0.95%.......                -          8,867            833         2,979
         0.90%.......                -          1,276            213           342
         0.80%.......               42            739            414           234
         0.70%.......                2          2,119            293         1,382
         0.65%.......                -              -              -             -
         0.60%.......                -            265             60            92
         0.55%.......                1              -              -             -
         0.45%.......                -            129             53            51
         0.40%.......                -              -              -             -
         0.35%.......                -              -              -             -
         0.30%.......                -              -              -             -
         0.25%.......                -             24             29             7
         0.20%.......                -              7              5             6
         0.15%.......                -              7              -             5
                         -------------  -------------  ------------- -------------
Total variable
 account fees .......               45         13,433          1,900         5,098
                         =============  =============  ============= =============


      Percentage           NAATModAgg    NAATModCon       NWBdFd          NWFund          NWGroFd      NWMyMkt
     ---------           -------------  ------------   -------------  ------------   -----------     ----------
         0.95%.......    $       3,177           236            431        349,136        27,559        118,861
         0.90%.......              781           995              -         63,997         5,191         34,229
         0.80%.......              732           235              -        161,432         7,591        103,080
         0.70%.......              978           508              -         53,812         6,532         29,650
         0.65%.......                -           476            443        134,883        20,835         58,448
         0.60%.......              225            40              -              -            21          1,191
         0.55%.......                -             -              -         17,645           395          7,030
         0.45%.......              100           146              -              -             -              -
         0.40%.......                -             -              -          6,628             -          3,457
         0.35%.......                -             -              -          4,393             -            233
         0.30%.......                -             -              -          2,013             -            134
         0.25%.......               15             2              -              -             -              -
         0.20%.......               67             2              -              -             -              -
         0.15%.......                9             2              -              -             -              -
                        -------------- -------------  ------------- -------------- -------------  -------------
Total variable
 account fees .......   $        6,084         2,642            874        793,939        68,124        356,313
                        ============== =============  ============= ============== =============  =============


      Percentage           NWIndxFdY     NSATGvtBd      NSATMyMkt      NSATSmCo
     ------------          ---------   -----------    -----------     ----------
         0.95%.......             -            114            319         5,534
         0.90%.......             -              -              -         2,023
         0.80%.......           167              -              -         3,523
         0.70%.......             6              -              -         1,623
         0.65%.......             -              -              -             -
         0.60%.......             -              -              -             6
         0.55%.......            37              -              -           331
         0.45%.......             -              -              -             -
         0.40%.......            62              -              -           209
         0.35%.......             -              -              -             7
         0.30%.......             -              -              -            20
         0.25%.......             -              -              -             -
         0.20%.......             -              -              -             -
         0.15%.......             -              -              -             -
                        -----------  -------------  ------------- -------------
Total variable
 account fees .......           272            114            319        13,276
                        ===========  =============  ============= =============

                                       56

                         NATIONWIDE DC VARIABLE ACCOUNT

                      -------------- -------------  ------------- -------------- -------------  -------------
      Percentage         NSATTotRe     NBAMTGro       NBAMTLMat      NBAMTPart      NBGuard       NBManhFd
     ------------     -------------- -------------  ------------- -------------- -------------  -------------
         0.95%.......  $        898           179             65            325             -          1,138
         0.90%.......             -             -              -              -             -              -
         0.80%.......             -             -              -              -             -              -
         0.70%.......             -             -              -              -             -              -
         0.65%.......             -             -              -              -         6,774              -
         0.60%.......             -             -              -              -             -              -
         0.55%.......             -             -              -              -             -              -
         0.45%.......             -             -              -              -             -              -
         0.40%.......             -             -              -              -             -              -
         0.35%.......             -             -              -              -             -              -
         0.30%.......             -             -              -              -             -              -
         0.25%.......             -             -              -              -             -              -
         0.20%.......             -             -              -              -             -              -
         0.15%.......             -             -              -              -             -              -
                       ------------ -------------  ------------- -------------- -------------  -------------
Total variable
account fees ........ $         898           179             65            325         6,774          1,138
                      ============= =============  ============= ============== =============  =============

                       -------------  -------------  ------------- -------------
      Percentage          NBPartTr       PrBalY         PrintY      PrLgCapGrY
     ------------      -------------  -------------  ------------- -------------
         0.95%.......             -             -              -              -
         0.90%.......             -              -              -             -
         0.80%.......             3              -              -             -
         0.70%.......             1             24             11            30
         0.65%.......             -              -              -             -
         0.60%.......             -              -              -             1
         0.55%.......             -              -              -             -
         0.45%.......             -              1              1             1
         0.40%.......             -              -              -             -
         0.35%.......             -              -              -             -
         0.30%.......             -              -              -             -
         0.25%.......             -              -              -             -
         0.20%.......             -              -              -             -
         0.15%.......             -              -              -             -
                      -------------  -------------  ------------- -------------
Total variable
account fees ........  $           4             25             12            32
                       =============  =============  ============= =============


      Percentage         PrLgCpValY     PrSmCapY        OppGlob       PutInvFd      PutVoyFd       SEI500Ix       SelGroFd
     ------------     -------------- -------------  ------------- -------------- -------------   ------------- -------------
         0.95%.......  $           -             -              -         71,426       654,777          5,234         8,281
         0.90%.......              -             -              -         12,267       116,397          1,874           305
         0.80%.......              -             -             22          8,788       122,595              -         1,280
         0.70%.......              5            15              -            959        59,040              -            96
         0.65%.......              -             -              -        203,814        57,277        144,042         7,160
         0.60%.......              -             2              -            316         5,547              -             -
         0.55%.......              -             -              6            631             -              -            81
         0.45%.......              1             -              -              -             -              -             -
         0.40%.......              -             -              9              -             -              -             -
         0.35%.......              -             -              -              -             -              -             -
         0.30%.......              -             -              -              -         1,610              -             -
         0.25%.......              -             -              -              -             -              -             -
         0.20%.......              -             -              -              -             -              -             -
         0.15%.......              -             -              -              -             -              -             -
                        ------------ -------------  ------------- -------------- -------------  ------------- -------------
Total variable
 account fees .......   $          6            17             37        298,201     1,017,243        151,150        17,203
                        ============ =============  =============  =============  ============  =============  ============

      Percentage          TRIntStk       TemForFd       WPEmGro
     ------------     ---------------  ------------- -------------
         0.95%.......  $      91,497        214,800             -
         0.90%.......         18,134         37,449             -
         0.80%.......         19,355         84,679            19
         0.70%.......          6,512         23,222             1
         0.65%.......         44,998         10,756             -
         0.60%.......            709              -             -
         0.55%.......            431          6,629             -
         0.45%.......              -              -             -
         0.40%.......              -          2,012             9
         0.35%.......              -          1,173             -
         0.30%.......              -            674             -
         0.25%.......              -              -             -
         0.20%.......              -              -             -
         0.15%.......              -              -             -
                        ------------  ------------- -------------
Total variable
 account fees .......        181,636        381,394            29
                        ============  ============= =============

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide DC Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide DC Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP
Columbus, Ohio
February 18, 2000



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